UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05387

Franklin Mutual Series Funds

(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway, Short Hills, NJ  07078-2789

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (210) 912-2100

Date of fiscal year end:  12/31_

Date of reporting period:  9/30/17

Item 1. Schedule of Investments.

FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, September 30, 2017 (unaudited)
Franklin Mutual Beacon Fund
	Country	Shares	Value
Common Stocks and Other Equity Interests 86.2%
Aerospace & Defense 3.0%
[a] KLX Inc	United States	2,310,904	$122,316,149
Auto Components 0.4%
[a,b,c] International Automotive Components Group Brazil LLC	Brazil	2,846,329	114,479
[a,b,c] International Automotive Components Group North America LLC	United States	22,836,904	16,084,671
			16,199,150
Banks 10.0%
JPMorgan Chase & Co	United States	1,337,400	127,735,075
Societe Generale SA	France	2,078,945	121,686,953
[a] Standard Chartered PLC.	United Kingdom	4,695,355	46,663,289
Wells Fargo & Co	United States	2,016,650	111,218,247
			407,303,564
Chemicals 1.0%
[a,b,d] Dow Corning Corp., Contingent Distribution.	United States	12,598,548	—
Monsanto Co	United States	349,920	41,927,414
			41,927,414
Communications Equipment 3.9%
Cisco Systems Inc	United States	2,338,442	78,641,804
Nokia OYJ, ADR	Finland	13,060,063	78,099,177
			156,740,981
Consumer Finance 3.0%
Capital One Financial Corp	United States	1,419,398	120,166,235
Diversified Telecommunication Services 3.4%
Koninklijke KPN NV	Netherlands	40,090,790	137,619,381
Electrical Equipment 3.0%
[a] Sensata Technologies Holding NV	United States	2,557,686	122,947,966
Food & Staples Retailing 2.2%
[a] Rite Aid Corp	United States	6,467,611	12,676,518
Walgreens Boots Alliance Inc	United States	975,151	75,301,160
			87,977,678
Health Care Equipment & Supplies 4.2%
Medtronic PLC	United States	1,649,990	128,319,722
Stryker Corp	United States	307,786	43,711,768
			172,031,490
Hotels, Restaurants & Leisure 2.6%
Accor SA	France	2,090,746	103,848,726
Independent Power & Renewable Electricity Producers 0.6%
Vistra Energy Corp	United States	1,256,451	23,483,069
Industrial Conglomerates 1.5%
General Electric Co	United States	2,521,400	60,967,452
Internet Software & Services 1.7%
[a] Baidu Inc., ADR	China	273,587	67,764,764
IT Services 3.5%
Cognizant Technology Solutions Corp., A	United States	1,437,830	104,300,188
Infosys Ltd., ADR	India	2,745,700	40,059,763
			144,359,951

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Beacon Fund (continued)
	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
Media 9.2%
[a] Charter Communications Inc., A	United States	239,187	$86,925,340
[a] DISH Network Corp., A	United States	801,941	43,489,261
Sky PLC	United Kingdom	4,052,422	49,690,452
Time Warner Inc	United States	987,172	101,135,771
The Walt Disney Co	United States	955,990	94,231,934
			375,472,758
Metals & Mining 0.2%
[b,c] Warrior Met Coal Inc	United States	301,445	7,014,922
Oil, Gas & Consumable Fuels 7.2%
Marathon Oil Corp	United States	5,097,161	69,117,503
Royal Dutch Shell PLC, B	United Kingdom	3,819,043	117,430,200
The Williams Cos. Inc	United States	3,549,332	106,515,453
			293,063,156
Pharmaceuticals 11.5%
Eli Lilly & Co	United States	1,203,639	102,959,280
GlaxoSmithKline PLC	United Kingdom	3,608,553	71,981,206
Merck & Co. Inc	United States	1,764,077	112,953,850
Novartis AG, ADR	Switzerland	1,630,990	140,020,492
Teva Pharmaceutical Industries Ltd., ADR.	Israel	2,178,229	38,336,830
			466,251,658
Software 8.2%
CA Inc	United States	1,622,866	54,171,267
[a] Check Point Software Technologies Ltd	Israel	816,412	93,087,296
Microsoft Corp	United States	1,172,844	87,365,150
Symantec Corp	United States	2,955,337	96,964,607
			331,588,320
Tobacco 2.8%
British American Tobacco PLC	United Kingdom	1,808,426	113,224,592
Wireless Telecommunication Services 3.1%
Vodafone Group PLC	United Kingdom	45,462,324	127,209,433
Total Common Stocks and Other Equity Interests
(Cost $2,718,070,411)			3,499,478,809

Management Investment Companies (Cost $37,514,283) 0.9%
Diversified Financial Services 0.9%
[a] Altaba Inc	United States	575,147	38,097,737

Preferred Stocks 5.8%
Automobiles 2.9%
[e] Porsche Automobil Holding SE, 1.867%, pfd	Germany	1,831,012	117,051,586
Technology Hardware, Storage & Peripherals 2.9%
[e] Samsung Electronics Co. Ltd., 2.355%, pfd	South Korea	66,285	119,340,665
Total Preferred Stocks (Cost $147,563,120)			236,392,251

|2

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Beacon Fund (continued)
		Principal
	Country	Amount	Value

Corporate Notes and Senior Floating Rate Interests 1.8%
[f] Cumulus Media Holdings Inc., Term Loans, 4.49%, (LIBOR + 3.25%), 12/23/20	United States $ 14,384,460		$11,903,141
Frontier Communications Corp.,
senior note, 10.50%, 9/15/22.	United States	9,532,000	8,352,415
senior note, 11.00%, 9/15/25.	United States	23,907,000	20,291,066
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	18,873,000	14,485,028
[f] Tranche D Term Loan, 8.083%, (LIBOR + 6.75%), 1/30/19	United States	15,813,483	12,239,635
[f] Tranche E Term Loan, 8.833%, (LIBOR + 7.50%), 7/30/19	United States	5,080,935	3,912,320
Total Corporate Notes and Senior Floating Rate Interests
(Cost $81,273,801)			71,183,605

Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.5%
[b,c,g] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	10,848	—
[f,g] Caesars Entertainment Operating Co. Inc.,
Term B-5-B Loans, 1.50%, 3/01/17	United States	7,504,361	8,936,440
Term B-6-B Loans, 1.50%, 3/01/17	United States	31,654,839	38,302,355
Term B-7 Loans, 1.50%, 3/01/17	United States	10,119,494	12,940,304
Total Corporate Notes and Senior Floating Rate Interests in
Reorganization (Cost $46,677,949)			60,179,099

		Shares

Companies in Liquidation 0.2%
[a,b,c,h] CB FIM Coinvestors LLC	United States	15,831,950	—
[a,b,c] FIM Coinvestor Holdings I, LLC	United States	19,805,560	—
[a,i] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	163,140,446	3,621,718
[a,b,d] Tribune Media, Litigation Trust, Contingent Distribution	United States	497,438	—
[a,b] Vistra Energy Corp., Litigation Trust	United States	74,588,735	865,229
[a] Vistra Energy Corp., Litigation Trust, TRA	United States	1,256,451	1,225,040
Total Companies in Liquidation (Cost $16,631,637)			5,711,987
Total Investments before Short Term Investments
(Cost $3,047,731,201)			3,911,043,488

		Principal
		Amount

Short Term Investments 4.0%
U.S. Government and Agency Securities 4.0%
[j] FHLB, 10/02/17	United States $ 46,300,000		46,300,000
[j] U.S. Treasury Bill,
[k] 11/24/17 - 1/25/18	United States	56,000,000	55,880,692
10/05/17 - 3/29/18	United States	60,500,000	60,395,517
Total U.S. Government and Agency Securities
(Cost $162,551,421)			162,576,209
Total Investments (Cost $3,210,282,622) 100.4%			4,073,619,697
Securities Sold Short (0.9)%			(36,151,137)
Other Assets, less Liabilities 0.5%			20,401,953
Net Assets 100.0%			$4,057,870,513

|3

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Beacon Fund (continued)
	Country	Shares	Value

Securities Sold Short (0.9)%
Common Stocks (0.9)%
Internet Software & Services (0.9)%
Alibaba Group Holding Ltd., ADR	China	184,046	$(31,786,585)
Yahoo Japan Corp	Japan	920,234	(4,364,552)
Total Securities Sold Short (Proceeds $36,266,642)			$(36,151,137)

aNon-income producing.
bFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
cSee Note 5 regarding restricted securities.
dContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
eVariable rate security. The rate shown represents the yield at period end.
fThe coupon rate shown represents the rate at period end.
gDefaulted security or security for which income has been deemed uncollectible.
hSee Note 7 regarding holdings of 5% voting securities.
iBankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
jThe security was issued on a discount basis with no stated coupon rate.
kA portion or all of the security has been segregated as collateral for securities sold short and open forward contracts. At September 30, 2017, the aggregate value of these securities and/or cash pledged amounted to $79,967,384, representing 2.0% of net assets.

|4

FRANKLIN MUTUAL SERIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Beacon Fund (continued)

At September 30, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/
							Unrealized
				Number of	Notional Expiration		Appreciation
Description			Type	Contracts	Amount*	Date (Depreciation)
Currency Contracts
EUR/USD.			Short	1,210	$179,450,563	12/18/17	$3,344,288
GBP/USD.			Short	1,648	138,421,700	12/18/17	(2,129,313)
Total Futures Contracts.							$1,214,975

*as of period end.

At September 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	3,369,358	$3,971,108	10/10/17	$12,696	$—
Euro	BOFA	Buy	7,765,588	9,306,944	10/10/17	—	(125,198)
Euro	BOFA	Sell	18,837,838	20,235,705	10/10/17	—	(2,037,460)
Euro	BONY	Buy	4,300,000	5,060,820	10/10/17	23,341	—
Euro	BONY	Buy	5,725,171	6,851,452	10/10/17	—	(82,221)
Euro	BONY	Sell	808,122	893,217	10/10/17	—	(62,276)
Euro	HSBK	Buy	2,000,000	2,339,776	10/10/17	24,950	—
Euro	HSBK	Buy	4,669,371	5,594,532	10/10/17	—	(73,639)
Euro	HSBK	Sell	12,268,797	13,202,453	10/10/17	—	(1,303,721)
Euro	SSBT	Buy	5,152,860	6,187,112	10/10/17	—	(94,560)
Euro	SSBT	Sell	1,548,959	1,713,116	10/10/17	—	(118,316)
Euro	UBSW	Buy	481,369	573,939	10/10/17	—	(4,786)
Euro	BOFA	Sell	3,457,296	3,811,356	10/18/17	—	(278,219)
Euro	BONY	Sell	7,502,763	8,244,057	10/18/17	—	(630,827)
Euro	HSBK	Buy	913,995	1,093,700	10/18/17	—	(12,552)
Euro	HSBK	Sell	25,249,934	27,198,320	10/18/17	—	(2,669,381)
Euro	UBSW	Sell	21,792,638	23,393,962	10/18/17	—	(2,384,164)
British Pound	BOFA	Buy	1,696,785	2,295,097	10/24/17	—	(19,329)
British Pound	BOFA	Buy	6,009,259	7,869,029	10/24/17	190,732	—
British Pound	BOFA	Sell	8,982,678	11,643,705	10/24/17	—	(404,076)
British Pound	BONY	Buy	2,302,000	3,126,714	10/24/17	—	(39,217)
British Pound	BONY	Buy	3,790,101	4,984,389	10/24/17	98,986	—
British Pound	HSBK	Buy	368,140	498,731	10/24/17	—	(4,972)
British Pound	HSBK	Buy	3,370,921	4,435,623	10/24/17	85,537	—
British Pound	HSBK	Sell	5,681,028	7,386,628	10/24/17	—	(232,904)
British Pound	SSBT	Buy	4,008,669	5,269,454	10/24/17	107,068	—
British Pound	SSBT	Sell	9,606,160	12,515,889	10/24/17	—	(368,122)
British Pound	UBSW	Buy	3,173,746	4,163,326	10/24/17	93,379	—
British Pound	UBSW	Sell	449,756	580,542	10/24/17	—	(22,681)
Euro	BOFA	Sell	32,637,667	35,956,428	11/06/17	—	(2,690,136)
Euro	SSBT	Sell	6,552,885	7,319,769	11/06/17	—	(439,563)
Euro	UBSW	Sell	33,317,513	36,704,456	11/06/17	—	(2,747,120)

|5

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Beacon Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	HSBK	Buy	1,383,291,437	$1,211,288	11/10/17	$—	$(2,794)
South Korean Won	HSBK	Sell	509,068,800	443,054	11/10/17	—	(1,688)
South Korean Won	HSBK	Sell	19,925,102,481	17,631,019	11/10/17	223,710	—
South Korean Won	UBSW	Buy	6,570,908,563	5,765,072	11/10/17	—	(24,483)
South Korean Won	UBSW	Sell	39,586,739,067	34,986,738	11/10/17	402,294	—
Euro	BOFA	Sell	34,734,496	38,824,657	11/20/17	—	(2,335,961)
Euro	SSBT	Sell	1,494,318	1,691,685	11/20/17	—	(79,093)
Euro	UBSW	Sell	34,734,496	38,823,788	11/20/17	—	(2,336,829)
British Pound	BOFA	Buy	796,273	1,075,322	11/24/17	—	(6,417)
British Pound	BOFA	Sell	16,819,984	21,817,015	11/24/17	—	(761,892)
British Pound	BONY	Sell	18,553,285	24,280,366	11/24/17	—	(625,299)
British Pound	HSBK	Buy	2,145,037	2,902,044	11/24/17	—	(22,577)
British Pound	HSBK	Sell	2,610,178	3,415,055	11/24/17	—	(88,812)
British Pound	SSBT	Sell	2,113,802	2,752,341	11/24/17	—	(85,197)
British Pound	UBSW	Sell	21,303,855	27,884,418	11/24/17	—	(713,574)
Euro	BOFA	Sell	555,062	642,690	1/12/18	—	(17,248)
Euro	HSBK	Sell	29,660,238	34,145,292	1/12/18	—	(1,119,088)
Euro	SSBT	Sell	2,874,423	3,317,961	1/12/18	—	(99,569)
Euro	UBSW	Sell	30,333,798	34,910,434	1/12/18	—	(1,154,770)
British Pound	BOFA	Sell	5,690,000	7,433,194	1/16/18	—	(218,442)
British Pound	BONY	Sell	16,705,883	21,604,231	1/16/18	—	(861,030)
British Pound	SSBT	Sell	269,170	351,111	1/16/18	—	(10,856)
British Pound	UBSW	Sell	16,705,788	21,583,878	1/16/18	—	(881,256)
Euro	HSBK	Sell	5,651,452	6,642,943	1/26/18	—	(81,866)
Euro	UBSW	Sell	7,364,251	8,665,337	1/26/18	—	(97,575)
South Korean Won	HSBK	Sell	51,774,093,481	46,125,656	2/09/18	834,622	—
South Korean Won	UBSW	Sell	30,744,260,171	27,462,492	2/09/18	567,974	—
Euro	BONY	Sell	20,649,603	24,404,341	2/20/18	—	(203,419)
Euro	SSBT	Sell	20,649,603	24,399,571	2/20/18	—	(208,189)
Total Forward Exchange Contracts						$2,665,289	$(28,883,364)
Net unrealized appreciation (depreciation)							$(26,218,075)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 55.

|6

FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, September 30, 2017 (unaudited)
Franklin Mutual European Fund
	Country	Shares	Value
Common Stocks 88.1%
Auto Components 1.8%
Cie Generale des Etablissements Michelin, B	France	314,218	$45,855,018
Automobiles 2.2%
Peugeot SA	France	2,409,341	57,367,004
Banks 7.7%
Allied Irish Banks PLC	Ireland	5,022,410	30,178,105
BNP Paribas SA	France	521,020	42,019,018
HSBC Holdings PLC	United Kingdom	2,732,076	26,987,110
Societe Generale SA	France	749,030	43,842,996
[a] Standard Chartered PLC	United Kingdom	5,207,966	51,757,710
[a] Unicaja Banco SA	Spain	4,389,140	6,742,355
			201,527,294
Capital Markets 0.2%
Oslo Bors VPS Holding ASA.	Norway	340,000	4,780,196
Chemicals 0.9%
Lanxess AG	Germany	315,304	24,873,371
Commercial Services & Supplies 1.2%
G4S PLC	United Kingdom	8,137,683	30,349,474
Communications Equipment 2.7%
Nokia OYJ, A	Finland	5,254,934	31,544,222
Nokia OYJ, ADR	Finland	6,476,564	38,729,853
			70,274,075
Construction & Engineering 0.9%
FLSmidth & Co. AS	Denmark	337,818	22,332,370
Construction Materials 2.7%
LafargeHolcim Ltd., B	Switzerland	1,216,211	71,083,790
Diversified Telecommunication Services 8.7%
Deutsche Telekom AG	Germany	4,071,986	75,952,086
Hellenic Telecommunications Organization SA	Greece	3,445,216	41,646,733
Koninklijke KPN NV	Netherlands	21,300,825	73,119,196
[a] Telecom Italia SpA.	Italy	39,151,044	36,663,293
			227,381,308
Electric Utilities 3.6%
Enel SpA	Italy	15,739,968	94,762,581
Food & Staples Retailing 1.8%
Carrefour SA	France	1,567,550	31,664,990
[a] METRO AG	Germany	761,778	16,099,271
			47,764,261
Health Care Equipment & Supplies 3.7%
Koninklijke Philips NV	Netherlands	2,333,465	96,313,846
Hotels, Restaurants & Leisure 3.4%
Accor SA	France	1,810,220	89,914,816
Household Durables 0.3%
[a,b] Neinor Homes SA, 144A	Spain	334,815	7,160,978
Insurance 14.9%
Ageas	Belgium	1,192,769	56,039,154
ASR Nederland NV	Netherlands	962,392	38,488,889
Direct Line Insurance Group PLC	United Kingdom	11,324,835	55,181,429

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual European Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Insurance (continued)
Lancashire Holdings Ltd	United Kingdom	3,612,800	$32,317,100
NN Group NV	Netherlands	2,111,854	88,364,671
RSA Insurance Group PLC	United Kingdom	8,162,122	68,144,109
XL Group Ltd	Bermuda	1,314,260	51,847,557
			390,382,909
IT Services 0.4%
Capgemini SE.	France	87,396	10,240,400
Machinery 2.5%
CNH Industrial NV	United Kingdom	2,999,447	36,010,052
CNH Industrial NV, special voting	United Kingdom	833,461	10,006,169
[a] Vossloh AG	Germany	293,290	19,795,857
			65,812,078
Marine 1.1%
A.P. Moeller-Maersk AS, B	Denmark	14,787	28,083,865
Media 1.1%
Sky PLC	United Kingdom	2,284,938	28,017,714
Metals & Mining 1.3%
thyssenkrupp AG.	Germany	859,109	25,455,291
Voestalpine AG	Austria	176,802	9,013,770
			34,469,061
Multi-Utilities 1.1%
innogy SE	Germany	644,199	28,663,654
Oil, Gas & Consumable Fuels 7.9%
BP PLC	United Kingdom	10,819,016	69,201,640
[a] Cairn Energy PLC	United Kingdom	9,565,171	24,547,016
Repsol SA	Spain	485,520	8,944,212
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	1,241,414	37,509,063
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	1,603,748	48,324,371
Total SA	France	334,450	17,959,993
			206,486,295
Pharmaceuticals 7.0%
GlaxoSmithKline PLC	United Kingdom	2,554,947	50,964,518
Novartis AG	Switzerland	1,011,384	86,579,651
Sanofi	France	450,899	44,760,930
			182,305,099
Road & Rail 0.0%
[a,c,d,e] Euro Wagon LP	Jersey Islands	16,127,149	—
Specialty Retail 2.2%
CECONOMY AG.	Germany	1,058,936	12,466,619
[a] Dufry AG	Switzerland	13,909	2,209,009
Hornbach Holding AG & Co. KGaA	Germany	213,786	19,704,377
Kingfisher PLC	United Kingdom	5,723,319	22,894,411
			57,274,416
Tobacco 0.4%
Imperial Brands PLC	United Kingdom	241,805	10,317,525

|8

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual European Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors 3.7%
Kloeckner & Co. SE	Germany	3,031,653	$38,868,527
Rexel SA	France	3,311,972	57,294,981
			96,163,508
Wireless Telecommunication Services 2.7%
Vodafone Group PLC	United Kingdom	25,502,548	71,359,411
Total Common Stocks (Cost $2,031,104,717)			2,301,316,317

Preferred Stocks 4.7%
Auto Components 1.9%
[f] Schaeffler AG, 3.663%, pfd	Germany	3,156,455	50,912,110
Automobiles 2.8%
[f] Volkswagen AG, 1.493%, pfd	Germany	446,068	72,739,281
Total Preferred Stocks (Cost $116,912,951)			123,651,391
Total Investments before Short Term Investments
(Cost $2,148,017,668)			2,424,967,708

		Principal
		Amount
Short Term Investments 8.9%
U.S. Government and Agency Securities 8.9%
[g] FHLB, 10/02/17.	United States $90,100,000		90,100,000
[g] U.S. Treasury Bill,
[h] 12/14/17	United States	30,000,000	29,942,057
[h] 11/09/17 - 3/15/18.	United States	73,000,000	72,812,458
10/05/17 - 3/29/18.	United States	39,500,000	39,354,892
Total U.S. Government and Agency Securities
(Cost $232,183,877)			232,209,407
Total Investments (Cost $2,380,201,545) 101.7%			2,657,177,115
Other Assets, less Liabilities (1.7)%			(44,072,095)
Net Assets 100.0%			$2,613,105,020

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
cSee Note 7 regarding holdings of 5% voting securities.
dFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
eSee Note 5 regarding restricted securities.
fVariable rate security. The rate shown represents the yield at period end.
gThe security was issued on a discount basis with no stated coupon rate.
hA portion or all of the security has been segregated as collateral for open forward contracts. At September 30, 2017, the aggregate value of these securities and/or cash pledged amounted to $64,667,725, representing 2.5% of net assets.

|9

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual European Fund (continued)

At September 30, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/
							Unrealized
				Number of	Notional Expiration		Appreciation
Description			Type	Contracts	Amount*	Date (Depreciation)
Currency Contracts
EUR/USD.			Short	3,590	$532,419,437	12/18/17	$9,870,736
GBP/USD.			Short	2,514	211,160,288	12/18/17	(3,372,458)
Total Futures Contracts.							$6,498,278

*as of period end.

At September 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	8,491,051	$10,182,982	10/10/17	$—	$(143,477)
Euro	BOFA	Sell	73,164,288	78,692,278	10/10/17	—	(7,814,477)
Euro	BONY	Buy	6,013,084	7,169,347	10/10/17	—	(59,698)
Euro	BONY	Sell	1,632,821	1,784,381	10/10/17	—	(146,207)
Euro	HSBK	Buy	9,473,784	11,366,886	10/10/17	—	(165,432)
Euro	HSBK	Sell	57,956,168	62,451,731	10/10/17	—	(6,073,504)
Euro	SSBT	Buy	293,865	345,901	10/10/17	1,555	—
Euro	SSBT	Buy	4,044,068	4,858,593	10/10/17	—	(77,036)
Euro	SSBT	Sell	1,827,838	2,021,550	10/10/17	—	(139,618)
Euro	UBSW	Buy	904,338	1,078,247	10/10/17	—	(8,991)
Euro	UBSW	Sell	2,882,432	3,184,871	10/10/17	—	(223,210)
Euro	BOFA	Sell	1,192,909	1,332,564	10/18/17	—	(78,507)
Euro	BONY	Sell	9,693,163	10,665,174	10/18/17	—	(800,697)
Euro	HSBK	Sell	57,418,784	61,636,313	10/18/17	—	(6,283,351)
Euro	SSBT	Sell	964,889	1,062,537	10/18/17	—	(78,813)
Euro	UBSW	Sell	56,804,808	60,948,463	10/18/17	—	(6,244,940)
British Pound	BOFA	Buy	2,262,179	3,070,399	10/24/17	—	(36,311)
British Pound	BOFA	Buy	4,958,587	6,457,917	10/24/17	192,658	—
British Pound	BOFA	Sell	6,727,080	8,748,640	10/24/17	—	(273,880)
British Pound	BONY	Buy	4,458,197	6,016,430	10/24/17	—	(36,990)
British Pound	BONY	Buy	9,912,801	12,893,701	10/24/17	401,583	—
British Pound	BONY	Sell	48,089	62,392	10/24/17	—	(2,106)
British Pound	HSBK	Buy	1,159,041	1,575,827	10/24/17	—	(21,293)
British Pound	HSBK	Sell	5,830,555	7,586,664	10/24/17	—	(233,416)
British Pound	SSBT	Buy	5,104,461	6,622,902	10/24/17	223,323	—
British Pound	SSBT	Sell	85,842,847	110,955,913	10/24/17	—	(4,178,566)
British Pound	UBSW	Sell	2,694,007	3,497,852	10/24/17	—	(115,414)
Norwegian Krone	HSBK	Sell	38,077,636	4,747,302	10/25/17	—	(35,451)
Norwegian Krone	SSBT	Buy	678,772	87,139	10/25/17	—	(1,882)
Euro	BOFA	Sell	63,372,204	69,816,207	11/06/17	—	(5,223,408)
Euro	HSBK	Sell	2,855,227	3,147,145	11/06/17	—	(233,755)
Euro	SSBT	Sell	12,386,772	13,836,396	11/06/17	—	(830,896)

|10

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual European Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	UBSW	Sell	67,116,221	$73,943,032	11/06/17	$—	$(5,529,908)
Euro	BOFA	Sell	76,666,580	85,829,531	11/20/17	—	(5,020,895)
Euro	SSBT	Sell	11,089,855	12,531,414	11/20/17	—	(610,140)
Euro	UBSW	Sell	65,657,830	73,387,726	11/20/17	—	(4,417,255)
British Pound	BOFA	Sell	649,465	851,210	11/24/17	—	(20,622)
British Pound	BONY	Sell	39,228,234	51,367,490	11/24/17	—	(1,291,934)
British Pound	HSBK	Sell	290,567	380,442	11/24/17	—	(9,611)
British Pound	SSBT	Sell	1,814,329	2,374,530	11/24/17	—	(61,000)
British Pound	UBSW	Sell	41,076,879	53,777,000	11/24/17	—	(1,364,017)
Euro	BOFA	Sell	121,706	140,920	1/12/18	—	(3,782)
Euro	HSBK	Sell	17,147,969	19,737,590	1/12/18	—	(650,395)
Euro	SSBT	Sell	781,615	905,595	1/12/18	—	(23,701)
Euro	UBSW	Sell	17,808,336	20,493,912	1/12/18	—	(679,214)
British Pound	BOFA	Sell	800,000	1,045,089	1/16/18	—	(30,712)
British Pound	BONY	Sell	20,342,297	26,306,883	1/16/18	—	(1,048,453)
British Pound	SSBT	Sell	472,871	618,874	1/16/18	—	(17,020)
British Pound	UBSW	Sell	20,342,182	26,282,099	1/16/18	—	(1,073,081)
Euro	BOFA	Sell	5,381,488	6,492,845	1/26/18	89,273	—
Euro	BONY	Sell	13,796,532	16,538,841	1/26/18	121,993	—
Euro	HSBK	Sell	11,200,000	13,425,474	1/26/18	98,305	—
Euro	HSBK	Sell	57,770,074	67,905,256	1/26/18	—	(836,845)
Euro	SSBT	Sell	6,747,590	8,110,706	1/26/18	81,574	—
Euro	UBSW	Sell	57,770,074	67,898,901	1/26/18	—	(843,200)
British Pound	BONY	Sell	38,061,746	49,767,940	2/14/18	—	(1,460,190)
British Pound	UBSW	Sell	38,061,745	49,767,825	2/14/18	—	(1,460,304)
Euro	BONY	Sell	78,841,408	93,177,220	2/20/18	—	(776,667)
Euro	SSBT	Sell	78,841,408	93,159,008	2/20/18	—	(794,879)
Total Forward Exchange Contracts						$1,210,264	$(67,585,151)
Net unrealized appreciation (depreciation)							$(66,374,887)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 55.

|11

FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, September 30, 2017 (unaudited)
Franklin Mutual Financial Services Fund
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests 89.6%
Banks 33.3%
[a,b] AB&T Financial Corp	United States	226,100	$186,533
Allied Irish Banks PLC	Ireland	1,254,659	7,538,857
Barclays PLC	United Kingdom	4,967,604	12,871,475
BB&T Corp	United States	244,200	11,462,748
BNP Paribas SA	France	134,020	10,808,393
Capital Bank Financial Corp., A	United States	42,649	1,750,741
[c] Capital Bank Financial Corp., B, 144A, non-voting	United States	153,021	6,281,512
CIT Group Inc	United States	419,311	20,567,205
Citigroup Inc	United States	243,810	17,734,739
Citizens Financial Group Inc	United States	600,000	22,722,000
[a] FCB Financial Holdings Inc., A	United States	224,087	10,823,402
Guaranty Bancorp	United States	266,761	7,415,956
HSBC Holdings PLC	United Kingdom	1,604,742	15,851,444
JPMorgan Chase & Co	United States	172,980	16,521,320
Shinsei Bank Ltd	Japan	1,134,000	18,139,568
Southern National Bancorp of Virginia Inc	United States	547,560	9,303,044
[a] Standard Chartered PLC	United Kingdom	684,019	6,797,905
State Bank Financial Corp	United States	416,160	11,922,984
SunTrust Banks Inc	United States	271,320	16,216,796
Wells Fargo & Co	United States	120,570	6,649,436
			231,566,058
Capital Markets 2.8%
[a] Guotai Junan Securities Co. Ltd	China	3,217,063	6,935,198
Oslo Bors VPS Holding ASA	Norway	911,000	12,808,115
			19,743,313
Consumer Finance 7.4%
Ally Financial Inc	United States	470,500	11,414,330
Capital One Financial Corp	United States	262,010	22,181,766
[c] Hoist Finance AB, 144A	Sweden	850,396	8,772,945
Sun Hung Kai & Co. Ltd	Hong Kong	14,145,704	9,108,561
			51,477,602
Diversified Financial Services 4.3%
First Pacific Co. Ltd	Hong Kong	7,786,902	6,210,263
[a,d,e] Hightower Holding LLC, B, Series I	United States	1,815,233	3,254,168
[a,d,e] Hightower Holding LLC, B, Series II	United States	791,396	2,593,088
Voya Financial Inc	United States	449,050	17,912,605
			29,970,124
Equity Real Estate Investment Trusts (REITs) 1.6%
Hibernia REIT PLC	Ireland	6,309,142	11,369,176
Household Durables 2.7%
[a] Cairn Homes PLC	Ireland	5,040,625	10,229,867
[a,c] Neinor Homes SA, 144A	Spain	380,000	8,127,388
			18,357,255
Insurance 32.4%
Ageas	Belgium	347,049	16,305,196
[a] Alleghany Corp	United States	18,637	10,325,084
American International Group Inc	United States	375,458	23,049,367
Argo Group International Holdings Ltd	United States	98,275	6,043,913
ASR Nederland NV	Netherlands	525,829	21,029,449
[a] Brighthouse Financial Inc	United States	17,970	1,092,576
China Pacific Insurance Group Co. Ltd., H	China	2,979,740	12,835,733
Chubb Ltd	United States	64,950	9,258,623
Direct Line Insurance Group PLC	United Kingdom	3,677,124	17,917,167
The Hartford Financial Services Group Inc	United States	280,072	15,524,391
Korean Reinsurance Co	South Korea	474,730	4,704,647

Quarterly Statement of Investments | See Notes to Statements of Investments. | 12

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Financial Services Fund (continued)
		Shares/
	Country	Units	Value
Common Stocks and Other Equity Interests (continued)
Insurance (continued)
Lancashire Holdings Ltd	United Kingdom	781,589	$6,991,444
MetLife Inc	United States	197,670	10,268,957
NN Group NV	Netherlands	643,498	26,925,388
RSA Insurance Group PLC	United Kingdom	1,358,236	11,339,671
State National Cos. Inc	United States	350,000	7,346,500
T&D Holdings Inc	Japan	504,169	7,314,682
XL Group Ltd	Bermuda	433,192	17,089,424
			225,362,212
Real Estate Management & Development 3.7%
[a] Dolphin Capital Investors Ltd	Greece	3,979,650	366,653
Kenedix Inc	Japan	2,470,726	13,715,283
Takara Leben Co. Ltd	Japan	2,419,600	11,819,700
			25,901,636
Thrifts & Mortgage Finance 1.4%
Indiabulls Housing Finance Ltd	India	515,498	9,524,992
Total Common Stocks and Other Equity Interests
(Cost $553,786,063)			623,272,368

Companies in Liquidation 0.0%†
[a,d,e] FIM Coinvestor Holdings I, LLC	United States	4,357,178	—
[a,f] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	7,766,103	172,407
Total Companies in Liquidation (Cost $455,021)			172,407
Total Investments before Short Term Investments
(Cost $554,241,084)			623,444,775

		Principal
		Amount
Short Term Investments 10.7%
U.S. Government and Agency Securities 10.7%
[g] FHLB, 10/02/17	United States $45,800,000		45,800,000
[g] U.S. Treasury Bill,
[h] 11/16/17 - 2/01/18	United States	8,000,000	7,980,180
10/26/17 - 3/29/18	United States	20,500,000	20,429,016
Total U.S. Government and Agency Securities
(Cost $74,203,946)			74,209,196
Total Investments (Cost $628,445,030) 100.3%			697,653,971
Other Assets, less Liabilities (0.3)%			(1,799,583)
Net Assets 100.0%			$695,854,388

|13

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Financial Services Fund (continued)

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 7 regarding holdings of 5% voting securities.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2017, the aggregate value of these securities was $23,181,845, representing 3.3% of net assets.
dFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
eSee Note 5 regarding restricted securities.
fBankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
gThe security was issued on a discount basis with no stated coupon rate.
hA portion or all of the security has been segregated as collateral for open forward contracts. At September 30, 2017, the aggregate value of these securities and/or cash pledged amounted to $4,212,716, representing 0.6% of net assets.

At September 30, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

								Value/
								Unrealized
				Number of	Notional Expiration			Appreciation
Description			Type	Contracts	Amount*	Date (Depreciation)
Currency Contracts
EUR/USD			Short	163	$24,173,919	12/18/17		$451,471
GBP/USD			Short	166	13,942,962	12/18/17		(219,523)
Total Futures Contracts.								$231,948

*as of period end.

At September 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized		Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation		Depreciation

OTC Forward Exchange Contracts
Euro	BOFA	Sell	2,101,861	$2,255,673	10/10/17	$—		$(229,490)
Euro	HSBK	Sell	925,110	995,511	10/10/17	—		(98,305)
Euro	BOFA	Sell	45,534	49,945	10/18/17	—		(3,916)
Euro	BONY	Sell	589,035	647,901	10/18/17	—		(48,858)
Euro	HSBK	Sell	3,779,793	4,050,756	10/18/17	—		(420,294)
Euro	UBSW	Sell	3,734,258	4,001,332	10/18/17	—		(415,856)
British Pound	BOFA	Buy	508,107	688,599	10/24/17	—		(7,115)
British Pound	BOFA	Buy	958,532	1,239,548	10/24/17	46,059		—
British Pound	BONY	Buy	1,730,023	2,250,293	10/24/17	70,055		—
British Pound	HSBK	Buy	608,313	822,357	10/24/17	—		(6,473)
British Pound	HSBK	Sell	526,174	678,417	10/24/17	—		(27,300)
British Pound	SSBT	Buy	707,224	915,858	10/24/17	32,687		—
British Pound	SSBT	Sell	4,626,813	6,002,054	10/24/17	—		(203,539)
British Pound	UBSW	Sell	131,042	169,148	10/24/17	—		(6,608)
Norwegian Krone	HSBK	Sell	102,029,759	12,720,488	10/25/17	—		(94,991)
Norwegian Krone	SSBT	Buy	1,821,228	233,805	10/25/17	—		(5,049)
Australian Dollar	HSBK	Buy	447,460	349,560	10/27/17	1,078		—
Australian Dollar	HSBK	Buy	20,786,226	16,303,703	10/27/17	—		(15,219)
Australian Dollar	HSBK	Sell	21,233,686	16,861,522	10/27/17	222,399		—
Swedish Krona	BONY	Buy	3,040,000	380,063	10/27/17	—		(6,115)
Swedish Krona	BONY	Sell	2,510,000	311,869	10/27/17	3,116		—
Swedish Krona	SSBT	Buy	427,000	52,424	10/27/17	101		—
Swedish Krona	UBSW	Sell	72,390,272	8,895,121	10/27/17	—		(9,570)

							|	14

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Financial Services Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation

OTC Forward Exchange Contracts (continued)
Japanese Yen	HSBK	Sell	5,457,065,819	$50,014,519	10/30/17	$1,470,496	$—
Euro	BOFA	Sell	3,553,317	3,914,636	11/06/17	—	(292,880)
Euro	SSBT	Sell	771,309	861,575	11/06/17	—	(51,739)
Euro	UBSW	Sell	3,553,317	3,914,636	11/06/17	—	(292,880)
South Korean Won	HSBK	Buy	402,571,040	354,145	11/10/17	—	(2,444)
South Korean Won	HSBK	Sell	193,689,840	168,573	11/10/17	—	(642)
South Korean Won	HSBK	Sell	367,749,221	325,990	11/10/17	4,711	—
South Korean Won	UBSW	Sell	688,127,815	606,612	11/10/17	5,437	—
Euro	BOFA	Sell	6,768,660	7,598,590	11/20/17	—	(422,319)
Euro	BONY	Sell	312,189	358,229	11/20/17	—	(11,717)
Euro	HSBK	Sell	949,346	1,092,707	11/20/17	—	(32,275)
Euro	SSBT	Sell	3,209,063	3,633,002	11/20/17	—	(169,761)
Euro	UBSW	Sell	4,088,434	4,569,765	11/20/17	—	(275,057)
British Pound	BOFA	Sell	791,057	1,024,235	11/24/17	—	(37,669)
British Pound	BONY	Sell	6,185,021	8,098,988	11/24/17	—	(203,696)
British Pound	SSBT	Sell	132,466	173,441	11/24/17	—	(4,379)
British Pound	UBSW	Sell	6,185,020	8,097,682	11/24/17	—	(205,001)
Euro	HSBK	Sell	4,521,972	5,203,997	1/12/18	—	(172,377)
Euro	SSBT	Sell	550,000	643,165	1/12/18	—	(10,754)
Euro	UBSW	Sell	4,076,868	4,691,312	1/12/18	—	(155,858)
British Pound	BOFA	Sell	1,000,000	1,292,495	1/16/18	—	(52,257)
British Pound	BONY	Sell	2,793,255	3,612,268	1/16/18	—	(143,966)
British Pound	UBSW	Sell	2,793,238	3,608,863	1/16/18	—	(147,348)
Euro	BOFA	Sell	17,140	20,321	1/26/18	—	(74)
Euro	HSBK	Sell	4,500,641	5,297,087	1/26/18	—	(58,341)
Euro	SSBT	Sell	455,381	546,678	1/26/18	4,809	—
Euro	SSBT	Sell	1,200,000	1,415,692	1/26/18	—	(12,219)
Euro	UBSW	Sell	4,818,766	5,668,849	1/26/18	—	(65,125)
South Korean Won	HSBK	Sell	2,267,993,818	2,026,985	2/09/18	42,986	—
South Korean Won	UBSW	Sell	2,201,986,346	1,966,937	2/09/18	40,679	—
British Pound	BONY	Sell	9,315,732	12,163,421	2/14/18	—	(374,825)
British Pound	UBSW	Sell	7,615,732	9,957,989	2/14/18	—	(292,190)
Euro	BOFA	Sell	19,362	23,081	2/20/18	8	—
Euro	BONY	Sell	175,898	211,100	2/20/18	1,485	—
Euro	BONY	Sell	7,599,837	8,981,723	2/20/18	—	(74,865)
Euro	HSBK	Sell	630,773	765,885	2/20/18	14,204	—
Euro	HSBK	Sell	1,488,403	1,760,156	2/20/18	—	(13,547)
Euro	SSBT	Sell	7,599,837	8,979,967	2/20/18	—	(76,621)
Total Forward Exchange Contracts						$1,960,310	$(5,251,524)
Net unrealized appreciation (depreciation)							$(3,291,214)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 55.

|15

FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, September 30, 2017 (unaudited)

Franklin Mutual Global Discovery Fund
		Shares/
	Country	Units	Value
Common Stocks and Other Equity Interests 91.9%
Aerospace & Defense 0.2%
[a] KLX Inc	United States	797,996	$42,237,928
Auto Components 0.1%
[a,b,c] International Automotive Components Group Brazil LLC	Brazil	3,819,425	153,617
[a,b,c,d] International Automotive Components Group North America LLC.	United States	35,491,081	24,997,362
			25,150,979
Automobiles 1.0%
General Motors Co	United States	5,350,852	216,067,404
Banks 12.5%
Barclays PLC	United Kingdom	36,257,633	93,946,545
BNP Paribas SA.	France	3,690,983	297,668,959
Capital Bank Financial Corp., A	United States	866,477	35,568,881
[e] Capital Bank Financial Corp., B, 144A, non-voting	United States	2,980,444	122,347,226
CIT Group Inc	United States	3,769,060	184,872,393
Citigroup Inc	United States	5,490,140	399,352,783
Citizens Financial Group Inc	United States	9,225,010	349,351,129
HSBC Holdings PLC	United Kingdom	16,067,494	158,712,724
JPMorgan Chase & Co	United States	2,948,319	281,593,948
PNC Financial Services Group Inc	United States	1,126,464	151,813,553
Societe Generale SA	France	3,827,410	224,029,909
[a] Standard Chartered PLC	United Kingdom	12,656,750	125,785,075
[a] Unicaja Banco SA	Spain	37,610,350	57,774,950
Wells Fargo & Co	United States	5,713,404	315,094,231
			2,797,912,306
Beverages 0.7%
PepsiCo Inc	United States	1,395,272	155,475,159
Building Products 0.4%
Johnson Controls International PLC	United States	1,950,138	78,571,060
Capital Markets 0.4%
[a] Guotai Junan Securities Co. Ltd	China	41,520,689	89,508,414
Chemicals 1.2%
[a,b,f] Dow Corning Corp., Contingent Distribution	United States	11,430,153	—
Monsanto Co	United States	2,149,530	257,556,685
			257,556,685
Communications Equipment 2.6%
Cisco Systems Inc	United States	7,416,030	249,401,089
Nokia OYJ, A	Finland	28,555,604	171,413,061
Nokia OYJ, ADR	Finland	25,474,246	152,335,991
			573,150,141
Construction Materials 1.0%
LafargeHolcim Ltd., B	Switzerland	3,691,245	215,741,911
Consumer Finance 1.3%
Ally Financial Inc	United States	4,641,368	112,599,588
Capital One Financial Corp	United States	2,190,465	185,444,767
			298,044,355
Containers & Packaging 0.7%
International Paper Co	United States	2,848,948	161,877,225
Diversified Financial Services 0.6%
[a,b,c] Hightower Holding LLC, B, Series II	United States	2,491,917	8,165,015
Voya Financial Inc	United States	3,426,353	136,677,221
			144,842,236

Quarterly Statement of Investments | See Notes to Statements of Investments. | 16

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)
		Shares/
	Country	Units	Value
Common Stocks and Other Equity Interests (continued)
Diversified Telecommunication Services 3.9%
China Telecom Corp. Ltd., H	China	448,060,220	$229,431,794
Deutsche Telekom AG	Germany	8,629,475	160,959,943
Koninklijke KPN NV	Netherlands	95,635,204	328,286,310
[a] Telecom Italia SpA	Italy	152,130,941	142,464,176
			861,142,223
Electric Utilities 1.6%
Enel SpA.	Italy	57,664,238	347,167,925
Energy Equipment & Services 0.9%
Baker Hughes a GE Co., A	United States	5,382,143	197,094,077
Food & Staples Retailing 2.4%
CVS Health Corp	United States	3,061,866	248,990,943
[a] METRO AG	Germany	2,330,178	49,245,538
[a] Rite Aid Corp	United States	13,959,587	27,360,791
Walgreens Boots Alliance Inc	United States	2,833,972	218,839,318
			544,436,590
Health Care Equipment & Supplies 5.5%
Koninklijke Philips NV	Netherlands	11,117,357	458,869,281
Medtronic PLC	United States	6,209,984	482,950,456
Stryker Corp	United States	1,986,402	282,108,812
			1,223,928,549
Hotels, Restaurants & Leisure 2.2%
Accor SA.	France	7,758,692	385,379,325
Sands China Ltd	Hong Kong	21,300,300	110,841,780
			496,221,105
Independent Power & Renewable Electricity Producers 0.4%
Vistra Energy Corp	United States	4,396,158	82,164,193
Industrial Conglomerates 1.6%
General Electric Co	United States	14,639,100	353,973,438
Insurance 9.8%
[a] Alleghany Corp	United States	76,761	42,526,362
American International Group Inc	United States	5,102,618	313,249,719
[a] Brighthouse Financial Inc	United States	349,187	21,230,569
China Pacific Insurance Group Co. Ltd., H.	China	44,491,587	191,655,015
Chubb Ltd	United States	1,651,098	235,364,020
The Hartford Financial Services Group Inc	United States	2,283,987	126,601,399
MetLife Inc	United States	3,841,066	199,543,379
NN Group NV	Netherlands	11,287,329	472,286,964
RSA Insurance Group PLC	United Kingdom	17,857,312	149,087,531
T&D Holdings Inc	Japan	6,611,212	95,918,064
White Mountains Insurance Group Ltd	United States	20,342	17,433,094
XL Group Ltd	Bermuda	8,454,755	333,540,085
			2,198,436,201
IT Services 1.7%
Cognizant Technology Solutions Corp., A	United States	4,311,090	312,726,469
DXC Technology Co	United States	862,421	74,064,715
			386,791,184
Machinery 1.6%
Caterpillar Inc	United States	1,663,260	207,425,154
CNH Industrial NV	United Kingdom	5,804,196	69,682,645
CNH Industrial NV, special voting	United Kingdom	7,338,645	88,104,570
			365,212,369

|17

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests (continued)
Media 7.2%
[a] Charter Communications Inc., A	United States	840,665	$305,514,474
[a] DISH Network Corp., A	United States	4,143,726	224,714,261
Sky PLC	United Kingdom	17,665,468	216,612,458
Time Warner Inc	United States	4,708,466	482,382,342
The Walt Disney Co	United States	3,801,115	374,675,906
			1,603,899,441
Metals & Mining 1.4%
[a] Freeport-McMoRan Inc	United States	6,099,862	85,642,062
thyssenkrupp AG	Germany	6,240,872	184,916,245
[b,c] Warrior Met Coal Inc	United States	1,788,865	41,628,651
			312,186,958
Multi-Utilities 0.4%
innogy SE	Germany	2,114,859	94,100,714
Oil, Gas & Consumable Fuels 7.6%
Apache Corp	United States	2,353,670	107,798,086
BP PLC	United Kingdom	30,087,550	192,448,907
Crescent Point Energy Corp	Canada	16,701,800	134,133,800
JXTG Holdings Inc	Japan	13,174,642	67,739,588
Kinder Morgan Inc	United States	13,160,358	252,415,667
Marathon Oil Corp	United States	12,762,064	173,053,588
Plains All American Pipeline LP	United States	5,573,200	118,096,108
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	9,226,904	278,788,964
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	6,164,658	185,754,383
The Williams Cos. Inc	United States	6,364,035	190,984,690
			1,701,213,781
Pharmaceuticals 8.5%
Eli Lilly & Co	United States	5,532,056	473,212,070
GlaxoSmithKline PLC	United Kingdom	12,538,669	250,113,692
Merck & Co. Inc	United States	7,211,928	461,779,750
Novartis AG, ADR	Switzerland	6,372,962	547,118,788
Teva Pharmaceutical Industries Ltd., ADR	Israel	9,072,124	159,669,382
			1,891,893,682
Software 5.0%
[a] Check Point Software Technologies Ltd	Israel	3,379,372	385,315,995
[a] Dell Technologies Inc., V	United States	1,105,751	85,375,035
Microsoft Corp	United States	4,462,975	332,447,008
Symantec Corp	United States	9,568,159	313,931,297
			1,117,069,335
Specialty Retail 0.8%
CECONOMY AG	Germany	3,239,139	38,133,666
Kingfisher PLC	United Kingdom	37,168,638	148,681,924
			186,815,590
Technology Hardware, Storage & Peripherals 2.4%
Hewlett Packard Enterprise Co	United States	10,039,360	147,678,986
Lenovo Group Ltd	China	41,391,101	22,837,127
Samsung Electronics Co. Ltd	South Korea	162,773	364,405,497
			534,921,610
Tobacco 3.2%
Altria Group Inc	United States	2,606,727	165,318,626
British American Tobacco PLC	United Kingdom	5,233,602	327,673,044
British American Tobacco PLC, ADR.	United Kingdom	2,178,905	136,072,617

|18

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests (continued)
Tobacco (continued)
Imperial Brands PLC.	United Kingdom	1,937,431	$82,667,822
			711,732,109
Wireless Telecommunication Services 1.1%
Vodafone Group PLC	United Kingdom	89,319,132	249,926,425
Total Common Stocks and Other Equity Interests
(Cost $16,061,069,431)			20,516,463,302

Management Investment Companies (Cost $104,937,550)
0.5%
Diversified Financial Services 0.5%
[a] Altaba Inc	United States	1,608,841	106,569,628

Preferred Stocks (Cost $391,187,079) 1.4%
Automobiles 1.4%
[g] Volkswagen AG, 1.493%, pfd	Germany	1,896,164	309,203,094

		Principal
		Amount

Corporate Notes and Senior Floating Rate Interests 2.1%
[h] Avaya Inc., DIP Facility, 8.735% - 8.737%, (LIBOR + 6.50% - 7.50%), 1/23/18	United States $ 29,993,000		30,330,421
[h] Belk Inc., Closing Date Term Loan, 6.054%, (LIBOR + 4.75%), 12/12/22	United States	33,655,438	28,349,456
[h] Cumulus Media Holdings Inc., Term Loans, 4.49%, (LIBOR + 3.25%), 12/23/20	United States	80,932,237	66,971,427
Frontier Communications Corp.,
senior note, 10.50%, 9/15/22	United States	52,878,000	46,334,347
senior note, 11.00%, 9/15/25	United States	133,179,000	113,035,676
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	95,618,000	73,386,815
[h] Tranche D Term Loan, 8.083%, (LIBOR + 6.75%), 1/30/19	United States	117,978,997	91,315,744
[h] Tranche E Term Loan, 8.833%, (LIBOR + 7.50%), 7/30/19	United States	37,921,652	29,199,672
Total Corporate Notes and Senior Floating Rate Interests
(Cost $542,676,266)			478,923,558

Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.4%
[i] Avaya Inc.,
[e] senior note, 144A, 10.50%, 3/01/21	United States	98,429,000	4,429,305
[e] senior secured note, 144A, 7.00%, 4/01/19	United States	25,487,000	21,663,950
[h] Term B-3 Loan, 7.63%, 10/26/17	United States	66,384,103	56,094,567
[h,j] Term B-6 Loan, 4.13%, 3/30/18	United States	15,805,476	13,375,384
[h,j] Term B-7 Loan, 4.13%, 5/29/20	United States	86,418,022	73,995,431
[b,c,i] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12.	United States	8,893	—
[h,i] Caesars Entertainment Operating Co. Inc.,
Term B-5-B Loans, 1.50%, 3/01/17	United States	12,561,996	14,959,240
Term B-6-B Loans, 1.50%, 3/01/17	United States	59,886,762	72,462,982
Term B-7 Loans, 1.50%, 3/01/17	United States	43,747,511	55,942,130
Total Corporate Notes and Senior Floating Rate Interests in
Reorganization (Cost $363,872,902)			312,922,989

|19

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)
	Country	Shares	Value
Companies in Liquidation 0.1%
[a,b,c] FIM Coinvestor Holdings I, LLC	United States	30,279,560	$—
[a,k] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	587,363,521	13,039,470
[a,b,f] NewPage Corp., Litigation Trust, Contingent Distribution	United States	145,817,000	—
[a,b,f] Tribune Media, Litigation Trust, Contingent Distribution	United States	1,287,601	—
[a,b] Vistra Energy Corp., Litigation Trust	United States	260,457,613	3,021,308
[a] Vistra Energy Corp., Litigation Trust, TRA	United States	4,396,158	4,286,255
Total Companies in Liquidation (Cost $58,023,230)			20,347,033

		Principal
		Amount
Municipal Bonds in Reorganization (Cost $85,612,566) 0.2%
[i] Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States $ 98,292,000		47,917,350
Total Investments before Short Term Investments
(Cost $17,607,379,024)			21,792,346,954

Short Term Investments 2.9%
U.S. Government and Agency Securities 2.9%
[l] FHLB, 10/02/17	United States	200,000	200,000
[l] U.S. Treasury Bill,
10/05/17 - 11/09/17	United States	154,354,000	154,270,878
[m] 10/19/17 - 2/01/18	United States	490,000,000	489,145,678
Total U.S. Government and Agency Securities
(Cost $643,478,113)			643,616,556
Total Investments (Cost $18,250,857,137) 100.5%			22,435,963,510
Securities Sold Short (0.5)%.			(101,124,958)
Other Assets, less Liabilities (0.0)%†			(19,644,131)
Net Assets 100.0%.			$22,315,194,421

		Shares
Securities Sold Short (0.5)%
Common Stocks (0.5)%
Internet Software & Services (0.5)%
Alibaba Group Holding Ltd., ADR	China	514,829	(88,916,117)
Yahoo Japan Corp	Japan	2,574,145	(12,208,841)
Total Securities Sold Short (Proceeds $101,448,049)			$(101,124,958)

|20

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
cSee Note 5 regarding restricted securities.
dSee Note 7 regarding holdings of 5% voting securities.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2017, the aggregate value of these securities was $148,440,481, representing 0.7% of net assets.
fContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
gVariable rate security. The rate shown represents the yield at period end.
hThe coupon rate shown represents the rate at period end.
iDefaulted security or security for which income has been deemed uncollectible.
jA portion or all of the security purchased on a delayed delivery basis.
kBankruptcy claims represent the right to receive distribution, if any during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
lThe security was issued on a discount basis with no stated coupon rate.
mA portion or all of the security has been segregated as collateral for securities sold short and open forward contracts . At September 30, 2017, the aggregate value of these securities and/or cash pledged amounted to $338,866,691, representing 1.5% of net assets.

At September 30, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

								Value/
								Unrealized
				Number of	Notional Expiration			Appreciation
Description			Type	Contracts	Amount*		Date	(Depreciation)
Currency Contracts
EUR/USD			Short	9,058	$1,343,358,013		12/18/17	$24,922,340
GBP/USD			Short	9,564	803,316,225		12/18/17	(12,927,412)
Total Futures Contracts.								$11,994,928

*as of period end.

At September 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation		Depreciation

OTC Forward Exchange Contracts
Euro	BOFA	Buy	12,835,838	$15,362,050	10/10/17	$	—$	(185,428)
Euro	BOFA	Sell	224,021,075	240,964,642	10/10/17		—	(23,909,614)
Euro	HSBK	Buy	13,877,506	16,589,965	10/10/17		—	(181,714)
Euro	HSBK	Sell	170,659,747	183,963,167	10/10/17		—	(17,818,624)
Euro	SSBT	Buy	3,812,010	4,575,345	10/10/17		—	(68,166)
Euro	UBSW	Buy	3,824,004	4,559,379	10/10/17		—	(38,018)
Euro	UBSW	Sell	10,690,825	11,812,560	10/10/17		—	(827,877)
Euro	BOFA	Sell	2,189,586	2,401,715	10/18/17		—	(188,307)
Euro	BONY	Sell	27,326,646	30,057,256	10/18/17		—	(2,266,951)
Euro	HSBK	Sell	186,365,470	199,835,519	10/18/17		—	(20,612,898)
Euro	SSBT	Sell	8,830,480	9,724,133	10/18/17		—	(721,285)
Euro	UBSW	Sell	189,474,172	203,273,837	10/18/17		—	(20,851,811)
British Pound	BOFA	Buy	10,646,186	13,854,938	10/24/17		423,981	—
British Pound	BOFA	Buy	16,318,191	22,101,318	10/24/17		—	(214,970)
British Pound	BOFA	Sell	44,038,441	57,087,323	10/24/17		—	(1,978,085)
British Pound	BONY	Buy	1,727,000	2,345,715	10/24/17		—	(29,421)

|21

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date		Appreciation	Depreciation

OTC Forward Exchange Contracts (continued)
British Pound	BONY	Sell	3,309,931	$4,294,404	10/24/17	$	—$	(144,955)
British Pound	HSBK	Buy	2,411,869	3,107,404	10/24/17		127,453	—
British Pound	HSBK	Buy	13,859,405	18,818,124	10/24/17		—	(229,558)
British Pound	HSBK	Sell	35,812,063	46,525,068	10/24/17		—	(1,506,927)
British Pound	SSBT	Buy	1,339,935	1,769,817	10/24/17		27,335	—
British Pound	SSBT	Sell	134,341,695	174,074,268	10/24/17		—	(6,108,025)
British Pound	UBSW	Buy	7,512,368	9,684,692	10/24/17		391,075	—
British Pound	UBSW	Sell	15,191,639	19,724,257	10/24/17		—	(651,133)
Japanese Yen	HSBK	Sell	10,187,043,125	93,384,739	10/30/17		2,764,601	—
Euro	BOFA	Sell	164,341,694	181,052,779	11/06/17		—	(13,545,745)
Euro	HSBK	Sell	2,137,888	2,356,466	11/06/17		—	(175,027)
Euro	SSBT	Sell	28,172,482	31,469,508	11/06/17		—	(1,889,790)
Euro	UBSW	Sell	166,479,584	183,410,559	11/06/17		—	(13,719,460)
South Korean Won	HSBK	Buy	9,583,042,020	8,415,440	11/10/17		—	(43,339)
South Korean Won	HSBK	Sell	78,881,828,374	69,858,124	11/10/17		944,031	—
South Korean Won	UBSW	Buy	25,967,301,980	22,793,846	11/10/17		—	(107,847)
South Korean Won	UBSW	Sell	115,146,781,513	101,564,455	11/10/17		967,951	—
Euro	BOFA	Sell	149,332,222	166,916,838	11/20/17		—	(10,042,875)
Euro	UBSW	Sell	149,332,222	166,913,104	11/20/17		—	(10,046,608)
British Pound	BOFA	Sell	3,293,257	4,315,999	11/24/17		—	(104,823)
British Pound	BONY	Sell	111,002,182	145,352,029	11/24/17		—	(3,655,721)
British Pound	HSBK	Sell	2,111,465	2,764,562	11/24/17		—	(69,838)
British Pound	SSBT	Sell	8,148,492	10,661,622	11/24/17		—	(276,797)
British Pound	UBSW	Sell	115,385,533	151,069,674	11/24/17		—	(3,822,225)
Euro	BOFA	Sell	3,225,503	3,734,713	1/12/18		—	(100,231)
Euro	HSBK	Sell	180,066,458	207,295,336	1/12/18		—	(6,793,702)
Euro	SSBT	Sell	8,100,532	9,348,148	1/12/18		—	(282,936)
Euro	UBSW	Sell	183,610,277	211,291,512	1/12/18		—	(7,010,932)
British Pound	BOFA	Sell	22,615,684	29,592,923	1/16/18		—	(819,553)
British Pound	BONY	Sell	146,718,967	189,738,582	1/16/18		—	(7,561,972)
British Pound	SSBT	Sell	1,449,617	1,890,910	1/16/18		—	(58,465)
British Pound	UBSW	Sell	146,718,134	189,559,829	1/16/18		—	(7,739,604)
Euro	BOFA	Sell	4,839,350	5,853,012	1/26/18		94,544	—
Euro	BONY	Sell	2,000,000	2,402,725	1/26/18		22,873	—
Euro	HSBK	Sell	1,000,000	1,198,703	1/26/18		8,777	—
Euro	HSBK	Sell	155,388,854	182,692,807	1/26/18		—	(2,208,399)
Euro	SSBT	Sell	7,886,322	9,417,754	1/26/18		33,616	—
Euro	UBSW	Sell	154,120,245	181,154,672	1/26/18		—	(2,236,983)
South Korean Won	HSBK	Sell	73,046,652,947	65,109,672	2/09/18		1,209,792	—
South Korean Won	UBSW	Sell	178,506,779,086	159,452,237	2/09/18		3,297,757	—
British Pound	BONY	Sell	93,367,335	122,083,206	2/14/18		—	(3,581,917)
British Pound	UBSW	Sell	93,367,337	122,082,928	2/14/18		—	(3,582,197)
Euro	BONY	Sell	138,420,941	163,590,159	2/20/18		—	(1,363,585)
Euro	SSBT	Sell	138,420,941	163,558,184	2/20/18		—	(1,395,560)
Total Forward Exchange Contracts							$10,313,786	$(200,769,898)
Net unrealized appreciation (depreciation)								$(190,456,112)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 55.

|22

FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, September 30, 2017 (unaudited)
Franklin Mutual International Fund
	Country	Shares	Value
Common Stocks 87.9%
Auto Components 2.5%
Cie Generale des Etablissements Michelin, B	France	20,766	$3,030,461
Toyo Tire & Rubber Co. Ltd	Japan	109,100	2,450,607
			5,481,068
Automobiles 1.6%
Peugeot SA	France	148,237	3,529,560
Banks 7.7%
Allied Irish Banks PLC	Ireland	370,005	2,223,245
Barclays PLC	United Kingdom	1,130,810	2,930,023
BNP Paribas SA	France	32,930	2,655,726
HSBC Holdings PLC	United Kingdom	317,396	3,135,199
Shinsei Bank Ltd	Japan	223,800	3,579,925
[a] Standard Chartered PLC	United Kingdom	200,456	1,992,168
			16,516,286
Beverages 2.0%
Coca-Cola Bottlers Japan Inc	Japan	132,375	4,291,400
Capital Markets 0.9%
[a] Guotai Junan Securities Co. Ltd	China	852,864	1,838,565
Chemicals 0.4%
Lanxess AG	Germany	11,239	886,610
Communications Equipment 1.6%
Nokia OYJ, A	Finland	356,803	2,141,811
Nokia OYJ, ADR	Finland	227,640	1,361,287
			3,503,098
Construction & Engineering 0.5%
FLSmidth & Co. AS	Denmark	15,428	1,019,910
Construction Materials 1.6%
LafargeHolcim Ltd., B	Switzerland	57,170	3,341,411
Consumer Finance 1.9%
[b] Hoist Finance AB, 144A	Sweden	218,441	2,253,504
Sun Hung Kai & Co. Ltd	Hong Kong	2,877,748	1,853,011
			4,106,515
Diversified Financial Services 1.9%
Metro Pacific Investments Corp	Philippines	30,462,400	4,011,401
Diversified Telecommunication Services 6.6%
China Telecom Corp. Ltd., H	China	5,447,468	2,789,407
Deutsche Telekom AG	Germany	222,361	4,147,554
Hellenic Telecommunications Organization SA	Greece	269,294	3,255,301
Koninklijke KPN NV	Netherlands	807,166	2,770,753
[a] Telecom Italia SpA	Italy	1,385,562	1,297,520
			14,260,535
Electric Utilities 2.5%
Enel SpA	Italy	892,327	5,372,261
Equity Real Estate Investment Trusts (REITs) 1.5%
Hibernia REIT PLC	Ireland	1,741,347	3,137,935

Quarterly Statement of Investments | See Notes to Statements of Investments. | 23

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual International Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Food & Staples Retailing 0.8%
Carrefour SA	France	51,600	$1,042,336
[a] METRO AG	Germany	34,893	737,422
			1,779,758
Health Care Equipment & Supplies 2.5%
Koninklijke Philips NV	Netherlands	127,904	5,279,242
Hotels, Restaurants & Leisure 3.7%
Accor SA	France	101,519	5,042,516
Sands China Ltd	Hong Kong	546,000	2,841,256
			7,883,772
Household Durables 2.4%
[a] Cairn Homes PLC	Ireland	1,355,564	2,751,095
[a,b] Neinor Homes SA, 144A	Spain	117,346	2,509,780
			5,260,875
Independent Power & Renewable Electricity Producers 2.1%
China Longyuan Power Group Corp	China	6,068,000	4,520,909
Insurance 13.6%
Ageas	Belgium	60,755	2,854,416
ASR Nederland NV	Netherlands	139,998	5,598,932
China Pacific Insurance Group Co. Ltd., H	China	709,045	3,054,331
Direct Line Insurance Group PLC	United Kingdom	627,457	3,057,349
Lancashire Holdings Ltd	United Kingdom	181,386	1,622,528
NN Group NV	Netherlands	99,920	4,180,875
RSA Insurance Group PLC.	United Kingdom	389,405	3,251,073
T&D Holdings Inc	Japan	162,633	2,359,544
XL Group Ltd	Bermuda	80,929	3,192,649
			29,171,697
Internet Software & Services 1.6%
[a] Baidu Inc., ADR	China	13,631	3,376,262
IT Services 2.2%
Cognizant Technology Solutions Corp., A	United States	38,480	2,791,339
Infosys Ltd	India	148,463	2,045,657
			4,836,996
Marine 0.4%
A.P. Moeller-Maersk AS, B	Denmark	401	761,590
Media 1.9%
Clear Media Ltd	Hong Kong	2,283,000	2,636,147
Sky PLC.	United Kingdom	117,011	1,434,779
			4,070,926
Metals & Mining 0.8%
thyssenkrupp AG	Germany	58,392	1,730,148
Multiline Retail 1.1%
Hyundai Department Store Co. Ltd	South Korea	30,536	2,356,942
Multi-Utilities 0.9%
innogy SE	Germany	43,342	1,928,504
Oil, Gas & Consumable Fuels 4.4%
BP PLC	United Kingdom	496,090	3,173,139
Crescent Point Energy Corp	Canada	145,247	1,166,493
JXTG Holdings Inc	Japan	174,608	897,776

|24

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual International Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Repsol SA	Spain	25,850	$476,206
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	34,447	1,040,809
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	93,448	2,815,789
			9,570,212
Pharmaceuticals 5.6%
GlaxoSmithKline PLC	United Kingdom	169,755	3,386,169
Novartis AG	Switzerland	54,449	4,661,113
Sanofi	France	29,672	2,945,552
Teva Pharmaceutical Industries Ltd., ADR	Israel	63,043	1,109,557
			12,102,391
Real Estate Management & Development 3.0%
Kenedix Inc	Japan	607,274	3,371,048
Takara Leben Co. Ltd	Japan	654,400	3,196,731
			6,567,779
Specialty Retail 2.1%
CECONOMY AG.	Germany	48,505	571,039
[a] Dufry AG	Switzerland	496	78,774
Hornbach Holding AG & Co. KGaA	Germany	31,290	2,883,958
Kingfisher PLC	United Kingdom	244,980	979,969
			4,513,740
Technology Hardware, Storage & Peripherals 1.4%
Samsung Electronics Co. Ltd	South Korea	1,324	2,964,084
Thrifts & Mortgage Finance 1.2%
Indiabulls Housing Finance Ltd	India	139,156	2,571,222
Trading Companies & Distributors 1.4%
Rexel SA	France	180,233	3,117,915
Wireless Telecommunication Services 1.6%
Vodafone Group PLC.	United Kingdom	1,244,481	3,482,218
Total Common Stocks (Cost $167,877,947)			189,143,737

Preferred Stocks 3.7%
Auto Components 1.4%
[c] Schaeffler AG, 3.663%, pfd	Germany	181,415	2,926,137
Automobiles 2.3%
[c] Volkswagen AG, 1.493%, pfd	Germany	30,491	4,972,097
Total Preferred Stocks (Cost $7,813,624)			7,898,234
Total Investments before Short Term Investments
(Cost $175,691,571)			197,041,971

|25

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual International Fund (continued)
		Principal
	Country	Amount	Value
Short Term Investments 9.3%
U.S. Government and Agency Securities 9.3%
[d] FHLB, 10/02/17.	United States $12,100,000		$12,100,000
[d] U.S. Treasury Bill,
10/26/17 - 12/07/17.	United States	2,000,000	1,997,581
[e] 11/02/17 - 1/25/18	United States	6,000,000	5,986,931
Total U.S. Government and Agency Securities
(Cost $20,081,992)			20,084,512
Total Investments (Cost $195,773,563) 100.9%			217,126,483
Other Assets, less Liabilities (0.9)%			(1,889,992)
Net Assets 100.0%			$215,236,491

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2017, the aggregate value of these securities was $4,763,284, representing 2.2% of net assets.
cVariable rate security. The rate shown represents the yield at period end.
dThe security was issued on a discount basis with no stated coupon rate.
eA portion or all of the security has been segregated as collateral for open forward contracts. At September 30, 2017, the aggregate value of these securities and/or cash pledged amounted to $2,621,631, representing 1.2% of net assets.

|26

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual International Fund (continued)

At September 30, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/
							Unrealized
				Number of	Notional Expiration		Appreciation
Description			Type	Contracts	Amount*	Date (Depreciation)
Currency Contracts
EUR/USD			Short	137	$20,317,956	12/18/17	$381,849
GBP/USD			Short	68	5,711,575	12/18/17	(103,665)
Total Futures Contracts.							$278,184

*as of period end.

At September 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Sell	378,993	$406,979	10/10/17	$—	$(41,129)
Euro	BONY	Sell	26,514	28,511	10/10/17	—	(2,839)
Euro	HSBK	Sell	270,493	291,070	10/10/17	—	(28,751)
Philippine Peso	BONY	Buy	3,350,000	66,468	10/11/17	—	(676)
Philippine Peso	BONY	Buy	5,788,720	112,564	10/11/17	1,123	—
Philippine Peso	BONY	Sell	56,248,910	1,108,659	10/11/17	3,956	—
Philippine Peso	BONY	Sell	156,395,410	3,060,927	10/11/17	—	(10,608)
Euro	BONY	Sell	421,301	463,548	10/18/17	—	(34,801)
Euro	HSBK	Sell	509,101	545,447	10/18/17	—	(56,760)
Euro	UBSW	Sell	509,104	545,515	10/18/17	—	(56,695)
British Pound	BOFA	Buy	25,417	33,479	10/24/17	611	—
British Pound	BOFA	Buy	147,910	200,752	10/24/17	—	(2,371)
British Pound	BOFA	Sell	389,019	504,483	10/24/17	—	(17,279)
British Pound	BONY	Buy	296,520	388,574	10/24/17	9,127	—
British Pound	BONY	Sell	23,301	30,231	10/24/17	—	(1,020)
British Pound	HSBK	Buy	100,680	136,871	10/24/17	—	(1,837)
British Pound	HSBK	Sell	419,984	545,770	10/24/17	—	(17,522)
British Pound	SSBT	Buy	243	311	10/24/17	14	—
British Pound	SSBT	Sell	2,570,447	3,335,140	10/24/17	—	(112,403)
British Pound	UBSW	Sell	103,429	134,436	10/24/17	—	(4,285)
Australian Dollar	HSBK	Buy	78,540	61,356	10/27/17	189	—
Australian Dollar	HSBK	Buy	3,667,734	2,876,791	10/27/17	—	(2,684)
Australian Dollar	HSBK	Sell	3,746,274	2,974,890	10/27/17	39,238	—
Swedish Krona	BONY	Buy	781,500	97,704	10/27/17	—	(1,572)
Swedish Krona	BONY	Sell	645,000	80,142	10/27/17	800	—
Swedish Krona	SSBT	Buy	109,310	13,420	10/27/17	26	—
Swedish Krona	UBSW	Sell	18,594,864	2,284,887	10/27/17	—	(2,458)
Japanese Yen	HSBK	Buy	140,396,770	1,243,737	10/30/17	5,180	—
Japanese Yen	HSBK	Sell	2,000,236,580	18,346,183	10/30/17	552,824	—
Euro	BOFA	Sell	2,754,382	3,034,461	11/06/17	—	(227,028)
Euro	SSBT	Sell	1,077,697	1,203,820	11/06/17	—	(72,291)
Euro	UBSW	Sell	2,754,383	3,034,462	11/06/17	—	(227,028)

|27

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual International Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	HSBK	Sell	3,567,935,396	$3,146,309	11/10/17	$29,229	$—
South Korean Won	UBSW	Sell	2,431,967,068	2,144,592	11/10/17	19,935	—
Euro	BOFA	Sell	6,523,513	7,301,640	11/20/17	—	(428,768)
Euro	SSBT	Sell	816,999	923,200	11/20/17	—	(44,950)
Euro	UBSW	Sell	5,712,490	6,385,021	11/20/17	—	(384,319)
British Pound	BOFA	Sell	1,521,138	1,949,050	11/24/17	—	(92,904)
British Pound	BONY	Sell	3,232,753	4,233,135	11/24/17	—	(106,467)
British Pound	HSBK	Sell	20,259	26,525	11/24/17	—	(670)
British Pound	SSBT	Sell	83,398	109,123	11/24/17	—	(2,828)
British Pound	UBSW	Sell	3,274,813	4,287,541	11/24/17	—	(108,522)
Euro	HSBK	Sell	11,257,885	12,957,150	1/12/18	—	(427,851)
Euro	UBSW	Sell	11,258,190	12,952,154	1/12/18	—	(433,210)
British Pound	BOFA	Sell	2,421,419	3,172,433	1/16/18	—	(83,773)
British Pound	BONY	Sell	1,219,618	1,577,223	1/16/18	—	(62,860)
British Pound	SSBT	Sell	33,487	43,826	1/16/18	—	(1,205)
British Pound	UBSW	Sell	1,219,612	1,575,739	1/16/18	—	(64,336)
Euro	BOFA	Sell	14,999	18,086	1/26/18	238	—
Euro	BOFA	Sell	5,192,849	6,105,530	1/26/18	—	(73,576)
Euro	BONY	Sell	47,867	56,805	1/26/18	—	(153)
Euro	BONY	Sell	84,106	100,311	1/26/18	232	—
Euro	HSBK	Sell	1,543,407	1,813,741	1/26/18	—	(22,800)
Euro	SSBT	Sell	372,315	442,566	1/26/18	—	(461)
Euro	SSBT	Sell	946,082	1,137,145	1/26/18	11,377	—
Euro	UBSW	Sell	1,164,457	1,368,621	1/26/18	—	(16,996)
British Pound	BONY	Sell	1,262,018	1,650,162	2/14/18	—	(48,416)
British Pound	UBSW	Sell	1,262,017	1,650,157	2/14/18	—	(48,419)
Euro	BONY	Sell	55,480	66,583	2/20/18	468	—
Euro	BONY	Sell	2,162,565	2,555,787	2/20/18	—	(21,303)
Euro	HSBK	Sell	198,951	241,566	2/20/18	4,480	—
Euro	SSBT	Sell	2,162,566	2,555,288	2/20/18	—	(21,803)
Total Forward Exchange Contracts						$679,047	$(3,418,627)
Net unrealized appreciation (depreciation)							$(2,739,580)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 55.

|28

FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, September 30, 2017 (unaudited)
Franklin Mutual Quest Fund
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 58.8%
Auto Components 1.1%
The Goodyear Tire & Rubber Co	United States	1,291,372	$42,938,119
[a,b,c] International Automotive Components Group Brazil LLC	Brazil	2,548,299	102,492
[a,b,c] International Automotive Components Group North America LLC	United States	19,924,658	14,033,495
			57,074,106
Automobiles 1.8%
Peugeot SA	France	4,111,080	97,885,830
Banks 5.4%
BB&T Corp	United States	647,077	30,373,794
CIT Group Inc	United States	2,118,508	103,912,817
Citizens Financial Group Inc	United States	1,192,250	45,150,507
Guaranty Bancorp	United States	347,127	9,650,131
SunTrust Banks Inc	United States	888,067	53,079,765
Wells Fargo & Co	United States	822,224	45,345,654
			287,512,668
Chemicals 0.3%
[d] Advanced Emissions Solutions Inc	United States	1,724,209	18,914,573
[a,b,e] Dow Corning Corp., Contingent Distribution.	United States	12,089,194	—
			18,914,573
Communications Equipment 3.1%
[a,b,c] Sorenson Communications LLC, Membership Interests	United States	224,279	166,021,368
Consumer Finance 2.8%
Ally Financial Inc	United States	3,235,224	78,486,534
Capital One Financial Corp	United States	826,100	69,937,626
			148,424,160
Diversified Consumer Services 0.1%
[a,b] Affinion Group Inc., wts., 11/10/22	United States	549,716	5,933,766
Diversified Financial Services 1.5%
Voya Financial Inc	United States	2,043,200	81,503,248
Diversified Telecommunication Services 1.7%
Koninklijke KPN NV	Netherlands	27,104,180	93,040,333
Energy Equipment & Services 0.0%†
[a,b,c] Gulfmark Offshore Inc	United States	58,392	10,207
Equity Real Estate Investment Trusts (REITs) 2.4%
Forest City Realty Trust Inc., A.	United States	3,124,830	79,714,413
[a] JBG SMITH Properties	United States	581	19,876
Vornado Realty Trust	United States	671,323	51,611,312
			131,345,601
Food & Staples Retailing 0.3%
[a] Rite Aid Corp	United States	7,866,495	15,418,330
Health Care Equipment & Supplies 1.8%
Medtronic PLC	United States	1,245,243	96,842,548
Independent Power & Renewable Electricity Producers 3.0%
NRG Energy Inc	United States	4,498,443	115,115,157
Vistra Energy Corp	United States	2,433,367	45,479,629
			160,594,786

Quarterly Statement of Investments | See Notes to Statements of Investments. | 29

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Quest Fund (continued)
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Industrial Conglomerates 1.6%
General Electric Co	United States	3,443,292	$83,258,800
Insurance 5.1%
Ageas.	Belgium	1,138,214	53,476,029
American International Group Inc	United States	395,586	24,285,024
ASR Nederland NV	Netherlands	2,800,648	112,006,156
The Hartford Financial Services Group Inc	United States	772,290	42,808,035
RSA Insurance Group PLC	United Kingdom	3,925,386	32,772,352
White Mountains Insurance Group Ltd	United States	9,537	8,173,209
			273,520,805
Internet & Direct Marketing Retail 0.0%†
Bluestem Group Inc	United States	4,150,000	2,199,500
Internet Software & Services 1.4%
[a] Baidu Inc., ADR	China	295,562	73,207,752
IT Services 0.7%
Infosys Ltd., ADR	India	2,711,300	39,557,867
Marine 0.2%
[a] Eagle Bulk Shipping Inc	United States	1,969,071	8,919,892
Media 5.2%
[a,d] Lee Enterprises Inc./IA	United States	4,824,268	10,613,390
[a,b,c,d] Lee Enterprises Inc., wts., 12/31/22	United States	1,110,000	875,944
[d] New Media Investment Group Inc	United States	4,932,482	72,951,409
Sky PLC	United Kingdom	4,251,818	52,135,429
Time Warner Inc	United States	910,240	93,254,088
The Walt Disney Co	United States	513,269	50,592,925
			280,423,185
Metals & Mining 0.2%
[b,c] Warrior Met Coal Inc	United States	431,052	10,031,005
Oil, Gas & Consumable Fuels 6.5%
BP PLC.	United Kingdom	13,916,288	89,012,712
Crescent Point Energy Corp	Canada	7,196,953	57,799,438
JXTG Holdings Inc	Japan	2,447,555	12,584,506
Kinder Morgan Inc	United States	2,458,870	47,161,127
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	4,713,040	142,403,512
			348,961,295
Pharmaceuticals 7.2%
Eli Lilly & Co	United States	715,947	61,242,106
GlaxoSmithKline PLC	United Kingdom	3,498,070	69,777,359
Merck & Co. Inc	United States	1,314,970	84,197,529
Novartis AG, ADR	Switzerland	1,362,606	116,979,725
Teva Pharmaceutical Industries Ltd., ADR.	Israel	2,905,868	51,143,277
			383,339,996
Software 2.5%
[a] Check Point Software Technologies Ltd	Israel	846,738	96,545,067
Symantec Corp	United States	1,097,139	35,997,130
			132,542,197

|30

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Quest Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Technology Hardware, Storage & Peripherals 0.4%
[a,d] Eastman Kodak Co	United States	3,072,827	$22,585,279
[a,d] Eastman Kodak Co., wts., 9/03/18	United States	48,582	7,287
[a,d] Eastman Kodak Co., wts., 9/03/18	United States	48,582	5,344
			22,597,910
Wireless Telecommunication Services 2.5%
Vodafone Group PLC	United Kingdom	47,816,110	133,795,629
Total Common Stocks and Other Equity Interests
(Cost $2,706,232,611)			3,152,877,357

Convertible Preferred Stocks (Cost $86,875,212) 0.7%
Pharmaceuticals 0.7%
Teva Pharmaceutical Industries Ltd., 7.00%, cvt. pfd	Israel	104,000	35,842,560
Preferred Stocks 1.3%
Automobiles 0.5%
[f] Volkswagen AG, 1.493%, pfd	Germany	160,282	26,136,816
Technology Hardware, Storage & Peripherals 0.8%
[f] Samsung Electronics Co. Ltd., 2.355%, pfd	South Korea	23,596	42,482,648
Total Preferred Stocks (Cost $44,082,899)			68,619,464

		Principal
		Amount*

Corporate Bonds, Notes and Senior Floating Rate Interests
20.7%
Affinion Group Inc.,
[g,h] senior note., 144A, PIK, 14.00%, 11/10/22	United States $ 80,044,990		65,946,157
[i] Term Loans, 9.059%, (LIBOR + 7.75%), 5/10/22	United States	74,625,000	74,842,681
[i] Avaya Inc., DIP Facility, 8.735% - 8.737%, (LIBOR + 6.50% - 7.50%), 1/23/18	United States	6,999,000	7,077,739
Belk Inc.,
[i] Closing Date Term Loan, 6.054%, (LIBOR + 4.75%), 12/12/22	United States	7,206,803	6,070,607
second lien Term Loan, 10.50%, 12/12/22	United States	25,000,000	21,625,000
[i] Bluestem Brands Inc., Initial Term Loan, 8.735% - 8.811%, (LIBOR + 7.50%),
11/09/20	United States	69,625,555	49,260,080
[i] Cumulus Media Holdings Inc., Term Loans, 4.49%, (LIBOR + 3.25%), 12/23/20	United States	19,175,110	15,867,403
[h,i] Eagle Bulk Shipping Inc., Second Lien Loan, PIK, 15.333%, (LIBOR + 14.00%),
1/14/20	United States	8,761,656	8,816,416
[d,i] Eastman Kodak Co., Term Loan, 7.583%, (LIBOR + 6.25%), 9/03/19	United States	37,885,319	37,538,024
Frontier Communications Corp.,
senior note, 8.50%, 4/15/20	United States	5,125,000	4,984,063
senior note, 10.50%, 9/15/22.	United States	17,063,000	14,951,454
senior note, 11.00%, 9/15/25.	United States	41,812,000	35,487,935
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	37,367,000	28,679,173
[i] Tranche D Term Loan, 8.083%, (LIBOR + 6.75%), 1/30/19	United States	46,662,631	36,116,877
[i] Tranche E Term Loan, 8.833%, (LIBOR + 7.50%), 7/30/19	United States	14,995,598	11,546,610
[d] Lee Enterprises Inc.,
Second Lien Term Loan, 12.00%, 12/15/22.	United States	59,551,312	61,933,364
[g] senior secured note, first lien, 144A, 9.50%, 3/15/22	United States	99,050,000	103,383,437
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	40,000,000	40,251,000

|31

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Quest Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds, Notes and Senior Floating Rate Interests
(continued)
[d,i] New Media Holdings II LLC, Fourth Amendment Replacement Term Loans,
7.485%, (LIBOR + 6.25%), 7/14/22.	United States $111,563,388		$111,598,307
[g] Rite Aid Corp., senior note, 144A, 6.125%, 4/01/23	United States	37,000,000	36,121,250
Sorenson Communications LLC,
[i] Initial Term Loan, 8.00%, (LIBOR + 5.75%), 4/30/20	United States	140,992,462	141,961,785
[g,h] secured note, second lien, 144A, PIK, 9.00%, 10/31/20	United States	96,671,937	97,155,297
[g,h] Sorenson Holdings LLC/Finance Corp., senior note, 144A, PIK, 13.85%, 10/31/21	United States	56,682,637	53,565,092
[i,j] Toys R US-Delaware Inc., (DIP), 9.985%, (LIBOR + 8.75%), 1/18/19	United States	44,873,111	45,658,391
Total Corporate Bonds, Notes and Senior Floating Rate
Interests (Cost $1,134,072,996)			1,110,438,142

Corporate Bonds, Notes and Senior Floating Rate Interests in
Reorganization 4.5%
[k] Avaya Inc.,
[g] senior note, 144A, 10.50%, 3/01/21	United States	82,902,380	3,730,607
[i] Term B-3 Loan, 7.63%, 10/26/17	United States	17,350,320	14,661,021
[i,l] Term B-6 Loan, 4.13%, 3/30/18	United States	8,399,638	7,108,194
[i] Term B-7 Loan, 4.13%, 5/29/20	United States	35,237,649	30,172,237
[b,c,k] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	9,272	—
[i,k] Caesars Entertainment Operating Co. Inc.,
Term B-5-B Loans, 1.50%, 3/01/17	United States	6,915,434	8,235,126
Term B-6-B Loans, 1.50%, 3/01/17	United States	32,968,325	39,891,674
Term B-7 Loans, 1.50%, 3/01/17	United States	12,961,669	16,574,734
[k] GenOn Americas Generation LLC, senior bond, 9.125%, 5/01/31	United States	75,639,000	69,398,782
[g,k] Sunshine Oilsands Ltd., secured note, 144A, 10.00%, 8/01/17	Canada	18,000,000	9,810,000
[i,k] Toys R US-Delaware Inc., Term B-4 Loan, 5.033%, (LIBOR + 4.375%), 4/24/20	United States	73,423,169	44,298,401
Total Corporate Bonds, Notes and Senior Floating Rate
Interests in Reorganization (Cost $283,295,939)			243,880,776

		Shares

Companies in Liquidation 0.3%
[a,b,c] CB FIM Coinvestors LLC	United States	1,439,821	—
[a,b,c] FIM Coinvestor Holdings I, LLC	United States	17,934,688	—
[a,m] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	459,471,220	10,200,261
[a,b,e] NewPage Corp., Litigation Trust, Contingent Distribution	United States	723,000	—
[a,e] Nortel Networks Corp., Contingent Distribution	Canada	31,192,000	2,339,400
[a,e] Nortel Networks Ltd., Contingent Distribution.	Canada	20,912,000	627,360
[a,b,e] Tribune Media, Litigation Trust, Contingent Distribution	United States	1,519,226	—
[a,b] Vistra Energy Corp., Litigation Trust	United States	144,840,133	1,680,146
[a] Vistra Energy Corp., Litigation Trust, TRA	United States	2,433,367	2,372,532
Total Companies in Liquidation (Cost $46,395,053)			17,219,699

		Principal
		Amount*

Municipal Bonds in Reorganization (Cost $55,122,616) 0.7%
[k] Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States $ 74,239,000		36,191,513
Total Investments before Short Term Investments
(Cost $4,356,077,326)			4,665,069,511

|32

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Quest Fund (continued)
			Principal
		Country	Amount*	Value

Short Term Investments 13.2%
U.S. Government and Agency Securities 13.2%
[n] FHLB, 10/02/17		United States $195,500,000		$195,500,000
[n] U.S. Treasury Bill,
[o] 12/14/17		United States	30,000,000	29,942,057
3/22/18	.	United States	66,000,000	65,635,020
10/05/17 - 3/29/18		United States	416,200,000	415,237,789
Total U.S. Government and Agency Securities
(Cost $706,248,899)				706,314,866
Total Investments (Cost $5,062,326,225) 100.2%				5,371,384,377
Other Assets, less Liabilities (0.2)%				(12,211,089)
Net Assets 100.0%				$5,359,173,288

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
cSee Note 5 regarding restricted securities.
dSee Note 7 regarding holdings of 5% voting securities.
eContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
fVariable rate security. The rate shown represents the yield at period end.
gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2017, the aggregate value of these securities was $369,711,840, representing 6.9% of net assets.
hIncome may be received in additional securities and/or cash.
iThe coupon rate shown represents the rate at period end.
jSee Note 6 regarding unfunded loan commitments.
kDefaulted security or security for which income has been deemed uncollectible.
lA portion or all of the security purchased on a delayed delivery basis.
mBankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
nThe security was issued on a discount basis with no stated coupon rate.
oA portion or all of the security has been segregated as collateral for open forward contracts. At September 30, 2017, the value of this security and/or cash pledged amounted to $12,466,880, representing 0.2% of net assets.

|33

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Quest Fund (continued)

At September 30, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/
							Unrealized
				Number of	Notional Expiration		Appreciation
Description			Type	Contracts	Amount*	Date (Depreciation)
Currency Contracts
EUR/USD.			Short	814	$120,721,288	12/18/17	$2,262,791
GBP/USD.			Short	955	80,214,031	12/18/17	(1,399,124)
Total Futures Contracts.							$863,667

*as of period end.

At September 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	1,179,747	$1,392,249	10/10/17	$2,640	$—
Euro	BOFA	Sell	3,539,609	3,814,412	10/10/17	—	(370,691)
Euro	HSBK	Sell	2,853,864	3,086,052	10/10/17	—	(288,251)
Euro	UBSW	Sell	507,441	560,684	10/10/17	—	(39,295)
Euro	BOFA	Sell	229,835	256,742	10/18/17	—	(15,126)
Euro	BONY	Sell	1,866,387	2,053,545	10/18/17	—	(154,172)
Euro	HSBK	Sell	3,172,562	3,419,503	10/18/17	—	(333,265)
Euro	UBSW	Sell	2,942,725	3,163,559	10/18/17	—	(317,339)
British Pound	BOFA	Buy	1,479,462	2,002,124	10/24/17	—	(17,835)
British Pound	BOFA	Buy	1,592,527	2,102,094	10/24/17	33,841	—
British Pound	BOFA	Sell	1,064,903	1,387,592	10/24/17	—	(40,681)
British Pound	BONY	Buy	876,000	1,189,836	10/24/17	—	(14,924)
British Pound	BONY	Buy	1,400,000	1,835,897	10/24/17	41,816	—
British Pound	BONY	Sell	395,235	512,790	10/24/17	—	(17,309)
British Pound	HSBK	Buy	26,055	35,274	10/24/17	—	(329)
British Pound	HSBK	Sell	3,425,008	4,454,263	10/24/17	—	(139,440)
British Pound	SSBT	Buy	450,000	585,062	10/24/17	18,489	—
British Pound	SSBT	Sell	7,615,043	9,912,559	10/24/17	—	(300,918)
British Pound	UBSW	Sell	1,199,878	1,559,374	10/24/17	—	(49,931)
Euro	BOFA	Sell	12,202,117	13,442,889	11/06/17	—	(1,005,751)
Euro	SSBT	Sell	2,895,943	3,234,855	11/06/17	—	(194,258)
Euro	UBSW	Sell	14,679,565	16,168,800	11/06/17	—	(1,213,409)
South Korean Won	HSBK	Sell	181,217,280	157,717	11/10/17	—	(601)
South Korean Won	HSBK	Sell	17,309,495,505	15,332,719	11/10/17	210,501	—
South Korean Won	UBSW	Buy	4,100,010,960	3,616,071	11/10/17	—	(34,148)
South Korean Won	UBSW	Sell	14,788,619,263	13,068,600	11/10/17	148,712	—
Euro	BOFA	Sell	16,741,542	18,718,272	11/20/17	—	(1,120,570)
Euro	BONY	Sell	700,000	803,544	11/20/17	—	(25,961)
Euro	HSBK	Sell	1,220,589	1,404,910	11/20/17	—	(41,496)
Euro	UBSW	Sell	15,350,354	17,157,551	11/20/17	—	(1,032,724)
British Pound	BOFA	Sell	29,546,673	37,814,423	11/24/17	—	(1,848,609)
British Pound	BONY	Sell	14,964,115	19,572,528	11/24/17	—	(515,087)

|34

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Quest Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	HSBK	Sell	770,000	$996,361	11/24/17	$—	$(37,276)
British Pound	SSBT	Sell	1,000,870	1,309,883	11/24/17	—	(33,671)
British Pound	UBSW	Sell	32,311,046	41,786,023	11/24/17	—	(1,587,865)
Euro	BOFA	Sell	198,557	229,903	1/12/18	—	(6,170)
Euro	HSBK	Sell	16,607,635	19,116,122	1/12/18	—	(629,436)
Euro	SSBT	Sell	5,204,897	6,020,839	1/12/18	—	(167,496)
Euro	UBSW	Sell	24,606,115	28,342,352	1/12/18	—	(912,954)
Euro	BOFA	Sell	46,889	56,539	1/26/18	745	—
Euro	BONY	Sell	488,213	579,372	1/26/18	—	(1,565)
Euro	BONY	Sell	1,000,000	1,198,700	1/26/18	8,774	—
Euro	HSBK	Sell	1,000,000	1,198,703	1/26/18	8,777	—
Euro	HSBK	Sell	9,604,296	11,285,153	1/26/18	—	(143,247)
Euro	SSBT	Sell	1,313,585	1,578,137	1/26/18	15,068	—
Euro	UBSW	Sell	6,073,045	7,137,832	1/26/18	—	(88,641)
South Korean Won	HSBK	Sell	19,729,997,312	17,581,180	2/09/18	321,737	—
British Pound	BOFA	Sell	990,000	1,344,707	2/14/18	12,245	—
British Pound	BONY	Sell	4,683,882	6,348,815	2/14/18	44,676	—
British Pound	BONY	Sell	4,897,483	6,403,743	2/14/18	—	(187,886)
British Pound	UBSW	Sell	4,897,483	6,403,728	2/14/18	—	(187,900)
Euro	BONY	Sell	43,228,928	51,089,288	2/20/18	—	(425,848)
Euro	HSBK	Sell	961,597	1,137,165	2/20/18	—	(8,752)
Euro	SSBT	Sell	43,228,928	51,079,301	2/20/18	—	(435,834)
Total Forward Exchange Contracts						$868,021	$(13,986,661)
Net unrealized appreciation (depreciation)							$(13,118,640)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 55.

|35

FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, September 30, 2017 (unaudited)
Franklin Mutual Shares Fund
		Shares/
	Country	Units	Value
Common Stocks and Other Equity Interests 87.2%
Aerospace & Defense 0.2%
[a] KLX Inc	United States	557,160	$29,490,479
Auto Components 0.8%
The Goodyear Tire & Rubber Co	United States	2,382,274	79,210,610
[a,b,c,d] International Automotive Components Group Brazil LLC	Brazil	7,234,813	290,984
[a,b,c,d] International Automotive Components Group North America LLC.	United States	63,079,866	44,428,916
			123,930,510
Automobiles 1.3%
General Motors Co	United States	5,008,270	202,233,943
Banks 9.5%
Barclays PLC	United Kingdom	38,190,870	98,955,723
CIT Group Inc	United States	2,759,673	135,361,961
Citigroup Inc	United States	3,362,406	244,581,412
Citizens Financial Group Inc	United States	6,757,671	255,913,001
Columbia Banking System Inc	United States	88,096	3,709,723
[a] FCB Financial Holdings Inc., A.	United States	1,647,570	79,577,631
Guaranty Bancorp	United States	1,146,366	31,868,975
JPMorgan Chase & Co	United States	2,748,790	262,536,933
PNC Financial Services Group Inc	United States	1,361,933	183,547,710
State Bank Financial Corp	United States	1,467,000	42,029,550
Wells Fargo & Co	United States	2,531,930	139,635,939
			1,477,718,558
Beverages 0.8%
PepsiCo Inc	United States	1,185,449	132,094,582
Building Products 0.3%
Johnson Controls International PLC	United States	1,349,374	54,366,278
Chemicals 1.1%
[a,c,e] Dow Corning Corp., Contingent Distribution	United States	12,630,547	—
Monsanto Co	United States	1,483,490	177,751,772
			177,751,772
Communications Equipment 2.7%
Cisco Systems Inc	United States	8,126,460	273,292,850
Nokia OYJ, A	Finland	13,670,039	82,058,262
Nokia OYJ, ADR	Finland	10,897,776	65,168,700
			420,519,812
Construction & Engineering 0.5%
Fluor Corp	United States	1,928,727	81,199,407
Construction Materials 0.7%
LafargeHolcim Ltd., B	Switzerland	1,946,175	113,747,940
Consumer Finance 1.4%
Ally Financial Inc	United States	3,254,500	78,954,170
Capital One Financial Corp	United States	1,609,205	136,235,295
			215,189,465
Containers & Packaging 2.1%
International Paper Co	United States	3,276,637	186,178,514
WestRock Co	United States	2,383,939	135,240,860
			321,419,374

Quarterly Statement of Investments | See Notes to Statements of Investments. | 36

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares Fund (continued)
		Shares/
	Country	Units	Value
Common Stocks and Other Equity Interests (continued)
Diversified Financial Services 0.9%
Voya Financial Inc	United States	3,413,030	$136,145,767
Diversified Telecommunication Services 0.7%
Koninklijke KPN NV	Netherlands	30,410,640	104,390,396
Electrical Equipment 1.3%
[a] Sensata Technologies Holding NV	United States	4,067,870	195,542,511
Energy Equipment & Services 0.9%
Baker Hughes a GE Co., A	United States	3,663,252	134,148,288
[a,c,d] Gulfmark Offshore Inc	United States	171,232	29,932
			134,178,220
Equity Real Estate Investment Trusts (REITs) 2.0%
[b] Alexander’s Inc	United States	326,675	138,539,601
[a] JBG SMITH Properties	United States	719,061	24,599,077
Vornado Realty Trust	United States	2,017,803	155,128,694
			318,267,372
Food & Staples Retailing 3.9%
CVS Health Corp	United States	3,015,915	245,254,208
The Kroger Co	United States	8,225,486	165,003,249
[a] Rite Aid Corp	United States	8,729,840	17,110,487
Walgreens Boots Alliance Inc	United States	2,283,129	176,303,221
			603,671,165
Health Care Equipment & Supplies 4.6%
Medtronic PLC	United States	6,332,094	492,446,950
Stryker Corp	United States	1,631,752	231,741,419
			724,188,369
Household Products 0.5%
Energizer Holdings Inc	United States	1,567,003	72,160,488
Independent Power & Renewable Electricity Producers 0.6%
Vistra Energy Corp	United States	4,927,428	92,093,629
Industrial Conglomerates 1.6%
General Electric Co	United States	10,218,500	247,083,330
Insurance 8.0%
[a] Alleghany Corp	United States	377,389	209,077,280
American International Group Inc	United States	5,079,039	311,802,204
[a] Brighthouse Financial Inc	United States	322,902	19,632,442
Chubb Ltd	United States	1,169,358	166,691,983
The Hartford Financial Services Group Inc	United States	1,577,199	87,424,141
MetLife Inc	United States	3,551,930	184,522,763
White Mountains Insurance Group Ltd	United States	36,367	31,166,519
XL Group Ltd	Bermuda	6,076,710	239,726,209
			1,250,043,541
IT Services 1.7%
Cognizant Technology Solutions Corp., A	United States	2,992,250	217,057,815
DXC Technology Co	United States	643,537	55,266,958
			272,324,773

|37

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares Fund (continued)
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests (continued)
Machinery 2.1%
Caterpillar Inc	United States	1,323,701	$165,078,752
CNH Industrial NV	United Kingdom	4,351,332	52,240,193
CNH Industrial NV, special voting	United Kingdom	5,296,616	63,588,861
Federal Signal Corp	United States	1,935,473	41,186,865
			322,094,671
Media 7.8%
[a] Charter Communications Inc., A	United States	865,529	314,550,549
[a] DISH Network Corp., A	United States	2,879,437	156,151,869
Sky PLC	United Kingdom	12,335,183	151,252,959
Time Warner Inc	United States	3,353,558	343,572,017
The Walt Disney Co	United States	2,639,188	260,144,761
			1,225,672,155
Metals & Mining 0.9%
thyssenkrupp AG	Germany	3,973,743	117,741,500
[c,d] Warrior Met Coal Inc	United States	1,156,279	26,907,751
			144,649,251
Oil, Gas & Consumable Fuels 7.5%
Anadarko Petroleum Corp	United States	1,851,580	90,449,683
Apache Corp	United States	2,375,473	108,796,664
BP PLC	United Kingdom	15,851,497	101,390,883
Kinder Morgan Inc	United States	11,533,040	221,203,707
Marathon Oil Corp	United States	4,805,476	65,162,255
Plains All American Pipeline LP	United States	3,862,400	81,844,256
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	6,685,312	201,995,296
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	3,716,893	111,997,967
The Williams Cos. Inc	United States	6,351,184	190,599,032
			1,173,439,743
Pharmaceuticals 7.8%
Eli Lilly & Co	United States	4,632,255	396,243,093
Merck & Co. Inc	United States	6,908,010	442,319,880
Novartis AG, ADR	Switzerland	3,798,680	326,116,678
Teva Pharmaceutical Industries Ltd., ADR	Israel	2,898,336	51,010,714
			1,215,690,365
Professional Services 0.9%
RELX PLC.	United Kingdom	6,306,172	138,341,245
Software 5.5%
CA Inc	United States	5,174,940	172,739,497
[a] Dell Technologies Inc., V	United States	720,878	55,658,990
Microsoft Corp	United States	4,372,085	325,676,612
Symantec Corp	United States	9,445,251	309,898,685
			863,973,784
Technology Hardware, Storage & Peripherals 2.3%
Hewlett Packard Enterprise Co	United States	7,491,354	110,197,817
Samsung Electronics Co. Ltd	South Korea	110,421	247,203,280
			357,401,097

|38

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares Fund (continued)
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests (continued)
Tobacco 3.8%
Altria Group Inc	United States	2,351,460	$149,129,593
British American Tobacco PLC	United Kingdom	4,377,848	274,094,740
British American Tobacco PLC, ADR.	United Kingdom	1,655,688	103,397,716
Imperial Brands PLC.	United Kingdom	1,751,865	74,749,946
			601,371,995
Wireless Telecommunication Services 0.5%
Vodafone Group PLC	United Kingdom	29,287,025	81,948,865
Total Common Stocks and Other Equity Interests
(Cost $9,950,326,457)			13,624,334,852

Management Investment Companies (Cost $72,682,405) 0.5%
Diversified Financial Services 0.5%
[a] Altaba Inc	United States	1,114,324	73,812,822

		Principal
		Amount

Corporate Notes and Senior Floating Rate Interests 2.5%
[f] Avaya Inc., DIP Facility, 8.735% - 8.737%, (LIBOR + 6.50% - 7.50%), 1/23/18	United States $ 20,613,000		20,844,896
[f] Belk Inc., Closing Date Term Loan, 6.054%, (LIBOR + 4.75%), 12/12/22	United States	20,651,318	17,395,514
[f] Cumulus Media Holdings Inc., Term Loans, 4.49%, (LIBOR + 3.25%), 12/23/20	United States	56,795,526	46,998,298
Frontier Communications Corp.,
senior note, 10.50%, 9/15/22	United States	36,905,000	32,338,006
senior note, 11.00%, 9/15/25	United States	93,006,000	78,938,842
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	74,295,000	57,021,413
[f] Tranche D Term Loan, 8.083%, (LIBOR + 6.75%), 1/30/19	United States	94,620,527	73,236,288
[f] Tranche E Term Loan, 8.833%, (LIBOR + 7.50%), 7/30/19	United States	30,412,812	23,417,865
[f,g] Toys R US-Delaware Inc., (DIP), 9.985%, (LIBOR + 8.75%), 1/18/19	United States	45,983,704	46,788,419
Total Corporate Notes and Senior Floating Rate Interests
(Cost $444,944,580)			396,979,541

Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.7%
[h] Avaya Inc.,
[i] senior note, 144A, 10.50%, 3/01/21	United States	67,859,000	3,053,655
[f] Term B-3 Loan, 7.63%, 10/26/17	United States	46,944,833	39,668,384
[f,j] Term B-6 Loan, 4.13%, 3/30/18	United States	9,106,294	7,706,201
[f,j] Term B-7 Loan, 4.13%, 5/29/20	United States	75,440,251	64,595,715
[c,d,h] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12.	United States	19,594	—
[f,h] Caesars Entertainment Operating Co. Inc.,
Term B-5-B Loans, 1.50%, 3/01/17	United States	9,007,017	10,725,854
Term B-6-B Loans, 1.50%, 3/01/17	United States	42,941,719	51,959,480
Term B-7 Loans, 1.50%, 3/01/17	United States	28,981,541	37,060,145
[f,h] Toys R US-Delaware Inc., Term B-4 Loan, 5.033%, (LIBOR + 4.375%), 4/24/20	United States	77,193,103	46,572,915
Total Corporate Notes and Senior Floating Rate Interests in
Reorganization (Cost $322,456,720)			261,342,349

|39

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares Fund (continued)
	Country	Shares	Value
Companies in Liquidation 0.1%
[a,b,c,d] CB FIM Coinvestors LLC	United States	43,105,703	$—
[a,c,d] FIM Coinvestor Holdings I, LLC	United States	53,924,666	—
[a,k] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	420,480,670	9,334,671
[a,c,e] Tribune Media, Litigation Trust, Contingent Distribution	United States	996,999	—
[a,c] Vistra Energy Corp., Litigation Trust	United States	292,849,556	3,397,055
[a] Vistra Energy Corp., Litigation Trust, TRA	United States	4,927,428	4,804,242
Total Companies in Liquidation (Cost $52,431,683)			17,535,968

		Principal
		Amount
Municipal Bonds in Reorganization (Cost $56,136,787) 0.2%
[h] Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States $ 64,150,000		31,273,125
Total Investments before Short Term Investments
(Cost $10,898,978,632)			14,405,278,657

Short Term Investments 7.8%
U.S. Government and Agency Securities 7.8%
[l] FHLB, 10/02/17	United States	186,700,000	186,700,000
[l] U.S. Treasury Bill,
[m] 1/25/18 - 2/01/18	United States	142,000,000	141,518,785
10/05/17 - 3/29/18	United States	892,900,000	891,561,257
Total U.S. Government and Agency Securities
(Cost $1,219,603,063)			1,219,780,042
Total Investments (Cost $12,118,581,695) 100.0%			15,625,058,699
Securities Sold Short (0.4)%.			(70,041,770)
Other Assets, less Liabilities 0.4%			64,871,862
Net Assets 100.0%.			$15,619,888,791

		Shares
Securities Sold Short (0.4)%
Common Stocks (0.4)%
Internet Software & Services (0.4)%
Alibaba Group Holding Ltd., ADR	China	356,584	(61,585,622)
Yahoo Japan Corp	Japan	1,782,917	(8,456,148)
Total Securities Sold Short (Proceeds $70,265,559)			$(70,041,770)

|40

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares Fund (continued)

aNon-income producing.
bSee Note 7 regarding holdings of 5% voting securities.
cFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
dSee Note 5 regarding restricted securities.
eContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
fThe coupon rate shown represents the rate at period end.
gSee Note 6 regarding unfunded loan commitments.
hDefaulted security or security for which income has been deemed uncollectible.
iSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2017, the value of this security was $3,053,655, representing less than 0.1% of net assets.
jA portion or all of the security purchased on a delayed delivery basis.
kBankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent the amount of allowed unsecured claims.
lThe security was issued on a discount basis with no stated coupon rate.
mA portion or all of the security has been segregated as collateral for securities sold short and open forward contracts. At September 30, 2017, the aggregate value of these securities and/or cash pledged amounted to $134,998,016, representing 0.9% of net assets.

At September 30, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/
							Unrealized
				Number of	Notional Expiration		Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Currency Contracts
EUR/USD.			Short	1,549	$229,726,381	12/18/17	$4,260,128
GBP/USD.			Short	3,891	326,819,682	12/18/17	(5,039,994)
Total Futures Contracts.							$(779,866)

*as of period end.

At September 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	996,571	$1,174,554	10/10/17	$3,755	$—
Euro	BOFA	Buy	3,502,602	4,197,086	10/10/17	—	(55,739)
Euro	BOFA	Sell	24,425,596	26,274,156	10/10/17	—	(2,605,769)
Euro	BONY	Sell	719,633	795,410	10/10/17	—	(55,457)
Euro	HSBK	Buy	7,241,694	8,682,858	10/10/17	—	(120,547)
Euro	HSBK	Sell	20,885,096	22,493,236	10/10/17	—	(2,200,532)
Euro	SSBT	Buy	1,642,750	1,975,272	10/10/17	—	(32,945)
Euro	SSBT	Sell	1,379,348	1,525,530	10/10/17	—	(105,360)
Euro	UBSW	Sell	635,062	701,696	10/10/17	—	(49,178)
Euro	BOFA	Sell	969,328	1,082,808	10/18/17	—	(63,793)
Euro	BONY	Sell	3,233,280	3,557,507	10/18/17	—	(267,083)
Euro	HSBK	Sell	13,845,726	14,920,428	10/18/17	—	(1,457,437)
Euro	UBSW	Sell	12,876,397	13,841,054	10/18/17	—	(1,390,209)
British Pound	BOFA	Buy	4,041,909	5,240,674	10/24/17	180,430	—
British Pound	BOFA	Buy	9,657,322	13,058,413	10/24/17	—	(105,782)
British Pound	BOFA	Sell	20,386,942	26,505,299	10/24/17	—	(838,156)

|41

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	BONY	Sell	1,039,379	$1,348,522	10/24/17	$—	$(45,518)
British Pound	HSBK	Buy	3,409,011	4,374,161	10/24/17	198,086	—
British Pound	HSBK	Buy	3,774,328	5,121,658	10/24/17	—	(59,439)
British Pound	HSBK	Sell	25,764,727	33,493,216	10/24/17	—	(1,063,052)
British Pound	SSBT	Sell	130,550,558	168,770,015	10/24/17	—	(6,327,511)
British Pound	UBSW	Buy	1,031,457	1,328,145	10/24/17	55,269	—
British Pound	UBSW	Sell	4,634,294	6,005,864	10/24/17	—	(209,765)
Euro	BOFA	Sell	21,138,619	23,288,099	11/06/17	—	(1,742,335)
Euro	SSBT	Sell	4,739,837	5,294,540	11/06/17	—	(317,945)
Euro	UBSW	Sell	21,846,534	24,067,012	11/06/17	—	(1,801,672)
South Korean Won	HSBK	Buy	5,357,634,234	4,691,449	11/10/17	—	(10,820)
South Korean Won	HSBK	Sell	4,558,178,880	3,967,083	11/10/17	—	(15,111)
South Korean Won	HSBK	Sell	91,159,089,579	80,727,590	11/10/17	1,087,627	—
South Korean Won	UBSW	Buy	11,978,462,766	10,471,783	11/10/17	—	(6,953)
South Korean Won	UBSW	Sell	72,516,324,787	63,940,589	11/10/17	587,635	—
Euro	BOFA	Sell	28,419,564	31,784,713	11/20/17	—	(1,892,666)
Euro	HSBK	Sell	7,161,715	8,126,442	11/20/17	—	(360,239)
Euro	SSBT	Sell	5,398,226	6,111,213	11/20/17	—	(285,722)
Euro	UBSW	Sell	25,124,174	28,082,043	11/20/17	—	(1,690,276)
British Pound	BOFA	Sell	4,946,776	6,482,490	11/24/17	—	(157,992)
British Pound	BONY	Sell	43,803,547	57,358,642	11/24/17	—	(1,442,616)
British Pound	HSBK	Sell	5,214,538	6,812,915	11/24/17	—	(187,007)
British Pound	SSBT	Sell	9,860,148	12,894,245	11/24/17	—	(341,877)
British Pound	UBSW	Sell	55,232,522	72,312,781	11/24/17	—	(1,830,571)
Euro	HSBK	Sell	29,348,872	33,790,694	1/12/18	—	(1,103,488)
Euro	SSBT	Sell	1,521,428	1,763,251	1/12/18	—	(45,642)
Euro	UBSW	Sell	30,509,231	35,118,092	1/12/18	—	(1,155,692)
British Pound	BONY	Sell	3,616,066	4,676,337	1/16/18	—	(186,374)
British Pound	SSBT	Sell	1,787,109	2,338,893	1/16/18	—	(64,324)
British Pound	UBSW	Sell	3,616,046	4,671,931	1/16/18	—	(190,752)
Euro	HSBK	Sell	36,507,824	42,912,757	1/26/18	—	(528,845)
Euro	UBSW	Sell	36,507,825	42,908,742	1/26/18	—	(532,861)
South Korean Won	HSBK	Sell	76,804,255,977	68,376,863	2/09/18	1,189,900	—
South Korean Won	UBSW	Sell	50,453,163,617	45,067,587	2/09/18	932,078	—
British Pound	BONY	Sell	4,492,042	5,873,605	2/14/18	—	(172,331)
British Pound	UBSW	Sell	4,492,041	5,873,591	2/14/18	—	(172,345)
Euro	BONY	Sell	19,323,179	22,836,732	2/20/18	—	(190,353)
Euro	SSBT	Sell	19,323,179	22,832,268	2/20/18	—	(194,816)
Total Forward Exchange Contracts						$4,234,780	$(33,674,897)
Net unrealized appreciation (depreciation)							$(29,440,117)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 55.

|42

FRANKLIN MUTUAL SERIES FUNDS

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of seven separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|43

FRANKLIN MUTUAL SERIES FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

|44

FRANKLIN MUTUAL SERIES FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Certain or all Funds entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage exposure to equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following Funds have invested in derivatives during the period. Franklin Mutual Beacon Fund – Futures, forwards and options

Franklin Mutual European Fund – Futures and forwards

Franklin Mutual Financial Services Fund – Futures, forwards and options Franklin Mutual Global Discovery Fund – Futures and forwards Franklin Mutual International Fund – Futures, forwards and options Franklin Mutual Quest Fund – Futures and forwards Franklin Mutual Shares Fund – Futures and forwards

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. RESTRICTED SECURITIES

At September 30, 2017, investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount/
Shares/
Warrants/		Acquisition
Units	Issuer	Date	Cost	Value
Franklin Mutual Beacon Fund
10,848	Broadband Ventures III LLC, secured promissory note, 5.00%,
	2/01/12	7/01/10 - 11/30/12	$10,848	$—
15,831,950	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	—	—
19,805,560	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	—	—
2,846,329	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,890,264	114,479
22,836,904	International Automotive Components Group North America LLC.	1/12/06 - 3/18/13	18,692,218	16,084,671
301,445	Warrior Met Coal Inc	3/31/16 - 6/23/16	1,729,238	7,014,922
	Total Restricted Securities (Value is 0.6% of Net Assets)		$22,322,568	$23,214,072

|45

FRANKLIN MUTUAL SERIES FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. RESTRICTED SECURITIES (continued)

Principal
Amount/
Shares/
Warrants/		Acquisition
Units	Issuer	Date	Cost	Value
Franklin Mutual European Fund
16,127,149	Euro Wagon LP (Value is —% of Net Assets)	12/08/05 - 1/02/08	$6,282,509	$—
Franklin Mutual Financial Services Fund
4,357,178	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	$—	$—
1,815,233	Hightower Holding LLC, B, Series I	3/31/08 - 1/05/10	2,362,324	3,254,168
791,396	Hightower Holding LLC, B, Series II	6/10/10 - 5/10/12	2,420,000	2,593,088
	Total Restricted Securities (Value is 0.8% of Net Assets)		$4,782,324	$5,847,256
Franklin Mutual Global Discovery Fund
8,893	Broadband Ventures III LLC, secured promissory note, 5.00%,
	2/01/12	7/01/10 - 11/30/12	$8,893	$—
30,279,560	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	—	—
2,491,917	Hightower Holding LLC, B, Series II	6/10/10 - 5/10/12	7,620,000	8,165,015
3,819,425	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	2,536,498	153,617
35,491,081	International Automotive Components Group North America LLC.	1/12/06 - 3/18/13	29,095,371	24,997,362
1,788,865	Warrior Met Coal Inc	3/31/16 - 6/23/16	10,261,771	41,628,651
	Total Restricted Securities (Value is 0.3% of Net Assets)		$49,522,533	$74,944,645
Franklin Mutual Quest Fund
9,272	Broadband Ventures III LLC, secured promissory note, 5.00%,
	2/01/12	7/01/10 - 11/30/12	$9,272	$—
1,439,821	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	—	—
17,934,688	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	—	—
58,392	Gulfmark Offshore Inc	1/06/17	105,100	10,207
2,548,299	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,692,334	102,492
19,924,658	International Automotive Components Group North America LLC.	1/02/06 - 3/18/13	16,305,945	14,033,495
1,110,000[a] Lee Enterprises Inc., wts., 12/31/22		3/31/14	1,490,026	875,944
224,279[b] Sorenson Communications LLC, Membership Interests.		4/30/14	—	166,021,368
431,052	Warrior Met Coal Inc	3/31/16 - 6/23/16	2,472,737	10,031,005
	Total Restricted Securities (Value is 3.6% of Net Assets)		$22,075,414	$191,074,511
Franklin Mutual Shares Fund
19,594	Broadband Ventures III LLC, secured promissory note, 5.00%,
	2/01/12	7/01/10 - 11/30/12	$19,594	$—
43,105,703	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	—	—
53,924,666	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	—	—
171,232	Gulfmark Offshore Inc	1/06/17	308,200	29,932
7,234,813	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	4,804,678	290,984
63,079,866	International Automotive Components Group North America LLC.	1/12/06 - 3/18/13	51,662,536	44,428,916
1,156,279	Warrior Met Coal Inc	3/31/16 - 6/23/16	6,632,958	26,907,751
	Total Restricted Securities (Value is 0.5% of Net Assets)		$63,427,966	$71,657,583

aThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $175,930,191 as of September 30, 2017.
bThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $292,682,174 as of September 30, 2017.

6. UNFUNDED LOAN COMMITMENTS

Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of Investments.

|46

FRANKLIN MUTUAL SERIES FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

At September 30, 2017, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
Franklin Mutual Quest Fund
Toys R US-Delaware Inc	$12,820,889
Franklin Mutual Shares Fund
Toys R US-Delaware Inc	$13,138,201

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended September 30, 2017, investments in “affiliated companies” were as follows:

	Number of			Number of
	Shares/			Shares/
	Warrants/			Warrants/
	Principal			Principal				Net Change in
	Amount Held			Amount Held	Value			Unrealized
	at Beginning	Gross	Gross	at End	at End	Investment	Realized	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Mutual Beacon Fund
Non-Controlled Affiliates
						Dividends
CB FIM Coinvestors LLC (Value is
—% of Net Assets)	15,831,950	—	—	15,831,950	$—	$—	$—	$—
Franklin Mutual European Fund
Controlled Affiliates[a]
Euro Wagon LP (Value is —% of Net
Assets)	16,127,149	—	—	16,127,149	$—	$—	$—	$—
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
AB&T Financial Corp. (Value is —%[b]
of Net Assets)	226,100	—	—	226,100	$186,533	$—	$—	$62,217
Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
International Automotive Components
Group North America LLC (Value is
0.1% of Net Assets)	35,491,081	—	—	35,491,081	$24,997,362	$—	$—	$(1,404,453)
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Advanced Emissions Solutions Inc	1,724,209	—	—	1,724,209	$18,914,573	$862,104	$—	$2,982,882
Eastman Kodak Co	3,072,827	—	—	3,072,827	22,585,279	—	—	(25,043,539)
Eastman Kodak Co., wts., 9/03/18	48,582	—	—	48,582	7,287	—	—	(182,183)
Eastman Kodak Co., wts., 9/03/18	48,582	—	—	48,582	5,344	—	—	(140,402)
Lee Enterprises Inc./IA	4,824,268	—	—	4,824,268	10,613,390	—	—	(3,376,987)
Lee Enterprises Inc., wts., 12/31/22	1,110,000	—	—	1,110,000	875,944	—	—	(959,894)
New Media Investment Group Inc	4,660,772	271,710	—	4,932,482	72,951,409	5,179,107	—	57,519
					$125,953,226	$6,041,211	$—	$(26,662,604)

|47

FRANKLIN MUTUAL SERIES FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7.	HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (continued)

	Number of			Number of
	Shares/			Shares/
	Warrants/			Warrants/
	Principal			Principal					Net Change in
	Amount Held			Amount Held	Value				Unrealized
	at Beginning	Gross	Gross	at End	at End	Investment	Realized		Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)		(Depreciation)

Franklin Mutual Quest Fund (continued)
Non-Controlled Affiliates (continued)
						Interest
Eastman Kodak Co., Term Loan,
7.583%, 9/03/19	37,968,616	—	(83,297)	37,885,319	$37,538,024	$1,835,454	$1,898		$(1,183,010)
Lee Enterprises Inc., Second Lien
Term Loan, 12.00%, 12/15/22	65,604,374	—	(6,053,062)	59,551,312	61,933,364	2,979,607	86,809		(2,060,564)
Lee Enterprises Inc., senior secured
note, first lien, 144A, 9.50%,
3/15/22	99,050,000	—	—	99,050,000	103,383,437	7,031,174	—		(2,228,524)
New Media Holdings II LLC, Fourth
Amendment Replacement Term
Loans, 7.485%, 7/14/22	112,135,512	—	(572,124)	111,563,388	111,598,307	5,282,149	7,690		34,897
					$314,453,132	$17,128,384	$96,397		$(5,437,201)
Total Affiliated Securities (Value is 8.2% of Net Assets)					$440,406,358	$23,169,595	$96,397		$(32,099,805)

Franklin Mutual Shares Fund
Controlled Affiliates[a]
						Dividends
CB FIM Coinvestors LLC	43,105,703	—	—	43,105,703	$—	$—	$—		$—

Non-Controlled Affiliates
Alexander’s Inc	326,675	—	—	326,675	$138,539,601	$4,165,106	$122,830	[c]	$(908,156)
Federal Signal Corp	3,288,138	—	(1,352,665)	1,935,473	—[d]	445,484	(808,303)		—[d]
International Automotive Components
Group Brazil LLC	7,234,813	—	—	7,234,813	290,984	—	—		112,964
International Automotive Components
Group North America LLC	63,079,866	—	—	63,079,866	44,428,916	—	—		(2,496,196)
White Mountains Insurance Group
Ltd	297,806	—	(261,439)	36,367	—[d]	291,961	210,921,329		—[d]
Total Non-Controlled Affiliates					$183,259,501	$4,902,551	$210,235,856		$(3,291,388)
Total Affiliated Securities (Value is 1.2% of Net Assets)					$183,259,501	$4,902,551	$210,235,856		$(3,291,388)

aIssuer in which the Fund owns 25% or more of the outstanding voting securities.
bRounds to less than 0.1% of net assets.
cRealized gain distributions from REITs.
dAs of September 30, 2017, no longer an affiliate.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

|48

FRANKLIN MUTUAL SERIES FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$—	$—	$16,199,150		$16,199,150
Metals & Mining	—	—	7,014,922		7,014,922
All Other Equity Investments[b]	3,750,754,725	—	—[c]		3,750,754,725
Corporate Notes and Senior Floating Rate
Interests.	—	71,183,605	—		71,183,605
Corporate Notes and Senior Floating Rate
Interests in Reorganization	—	60,179,099	—[c]		60,179,099
Companies in Liquidation	—	4,846,758	865,229	[c]	5,711,987
Short Term Investments	116,276,209	46,300,000	—		162,576,209
Total Investments in Securities	$3,867,030,934	$182,509,462	$24,079,301		$4,073,619,697

Other Financial Instruments:
Futures Contracts	$3,344,288	$—	$—		$3,344,288
Forward Exchange Contracts	—	2,665,289	—		2,665,289
Total Other Financial Instruments	$3,344,288	$2,665,289	$—		$6,009,577

Liabilities:
Other Financial Instruments:
Securities Sold Short	$36,151,137	$—	$—		$36,151,137
Futures Contracts	2,129,313	—	—		2,129,313
Forward Exchange Contracts	—	28,883,364	—		28,883,364
Total Other Financial Instruments	$38,280,450	$28,883,364	$—		$67,163,814

Franklin Mutual European Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Machinery	$55,805,909	$10,006,169	$—		$65,812,078
All Other Equity Investments[b]	2,359,155,630	—	—[c]		2,359,155,630
Short Term Investments	142,109,407	90,100,000	—		232,209,407
Total Investments in Securities	$2,557,070,946	$100,106,169	$—		$2,657,177,115

Other Financial Instruments:
Futures Contracts	$9,870,736	$—	$—		$9,870,736
Forward Exchange Contracts	—	1,210,264	—		1,210,264
Total Other Financial Instruments	$9,870,736	$1,210,264	$—		$11,081,000

Liabilities:
Other Financial Instruments:
Futures Contracts	$3,372,458	$—	$—		$3,372,458
Forward Exchange Contracts	—	67,585,151	—		67,585,151
Total Other Financial Instruments	$3,372,458	$67,585,151	$—		$70,957,609

|49

FRANKLIN MUTUAL SERIES FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3		Total
Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Diversified Financial Services	$24,122,868	$—	$5,847,256		$29,970,124
All Other Equity Investments[b]	593,302,244	—	—		593,302,244
Companies in Liquidation	—	172,407	—[c]		172,407
Short Term Investments	28,409,196	45,800,000	—		74,209,196
Total Investments in Securities	$645,834,308	$45,972,407	$5,847,256		$697,653,971

Other Financial Instruments:
Futures Contracts	$451,471	$—	$—		$451,471
Forward Exchange Contracts	—	1,960,310	—		1,960,310
Total Other Financial Instruments	$451,471	$1,960,310	$—		$2,411,781

Liabilities:
Other Financial Instruments:
Futures Contracts	$219,523	$—	$—		$219,523
Forward Exchange Contracts	—	5,251,524	—		5,251,524
Total Other Financial Instruments	$219,523	$5,251,524	$—		$5,471,047

Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$—	$—	$25,150,979		$25,150,979
Diversified Financial Services	243,246,849	—	8,165,015		251,411,864
Machinery	277,107,799	88,104,570	—		365,212,369
Metals & Mining	270,558,307	—	41,628,651		312,186,958
All Other Equity Investments[b]	19,978,273,854	—	—[c]		19,978,273,854
Corporate Notes and Senior Floating Rate
Interests.	—	478,923,558	—		478,923,558
Corporate Notes and Senior Floating Rate
Interests in Reorganization	—	312,922,989	—[c]		312,922,989
Companies in Liquidation	—	17,325,725	3,021,308	[c]	20,347,033
Municipal Bonds in Reorganization	—	47,917,350	—		47,917,350
Short Term Investments	643,416,556	200,000	—		643,616,556
Total Investments in Securities	$21,412,603,365	$945,394,192	$77,965,953		$22,435,963,510

Other Financial Instruments:
Futures Contracts	$24,922,340	$—	$—		$24,922,340
Forward Exchange Contracts	—	10,313,786	—		10,313,786
Total Other Financial Instruments	$24,922,340	$10,313,786	$—		$35,236,126

Liabilities:
Other Financial Instruments:
Securities Sold Short	$101,124,958	$—	$—		$101,124,958
Futures Contracts	12,927,412	—	—		12,927,412
Forward Exchange Contracts	—	200,769,898	—		200,769,898
Total Other Financial Instruments	$114,052,370	$200,769,898	$—		$314,822,268

|50

FRANKLIN MUTUAL SERIES FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3		Total
Franklin Mutual International Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$197,041,971	$—	$—		$197,041,971
Short Term Investments	7,984,512	12,100,000	—		20,084,512
Total Investments in Securities	$205,026,483	$12,100,000	$—		$217,126,483

Other Financial Instruments:
Futures Contracts	$381,849	$—	$—		$381,849
Forward Exchange Contracts	—	679,047	—		679,047
Total Other Financial Instruments	$381,849	$679,047	$—		$1,060,896

Liabilities:
Other Financial Instruments:
Futures Contracts	$103,665	$—	$—		$103,665
Forward Exchange Contracts	—	3,418,627	—		3,418,627
Total Other Financial Instruments	$103,665	$3,418,627	$—		$3,522,292

Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$42,938,119	$—	$14,135,987		$57,074,106
Communications Equipment	—	—	166,021,368		166,021,368
Diversified Consumer Services	—	—	5,933,766		5,933,766
Energy Equipment & Services	—	—	10,207		10,207
Media	279,547,241	—	875,944		280,423,185
Metals & Mining	—	—	10,031,005		10,031,005
All Other Equity Investments[b]	2,737,845,744	—	—[c]		2,737,845,744
Corporate Bonds, Notes and Senior Floating
Rate Interests	—	1,110,438,142	—		1,110,438,142
Corporate Bonds, Notes and Senior Floating
Rate Interests in Reorganization	—	243,880,776	—[c]		243,880,776
Companies in Liquidation	—	15,539,553	1,680,146	[c]	17,219,699
Municipal Bonds in Reorganization	—	36,191,513	—		36,191,513
Short Term Investments	510,814,866	195,500,000	—		706,314,866
Total Investments in Securities	$3,571,145,970	$1,601,549,984	$198,688,423		$5,371,384,377

Other Financial Instruments:
Futures Contracts	$2,262,791	$—	$—		$2,262,791
Forward Exchange Contracts	—	868,021	—		868,021
Unfunded Loan Commitments.	—	350,458	—		350,458
Total Other Financial Instruments	$2,262,791	$1,218,479	$—		$3,481,270

Liabilities:
Other Financial Instruments:
Futures Contracts	$1,399,124	$—	$—		$1,399,124
Forward Exchange Contracts	—	13,986,661	—		13,986,661
Total Other Financial Instruments	$1,399,124	$13,986,661	$—		$15,385,785

|51

FRANKLIN MUTUAL SERIES FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3		Total
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$79,210,610	$—	$44,719,900		$123,930,510
Energy Equipment & Services	134,148,288	—	29,932		134,178,220
Machinery	258,505,810	63,588,861	—		322,094,671
Metals & Mining	117,741,500	—	26,907,751		144,649,251
All Other Equity Investments[b]	12,973,295,022	—	—[c]		12,973,295,022
Corporate Notes and Senior Floating Rate
Interests.	—	396,979,541	—		396,979,541
Corporate Notes and Senior Floating Rate
Interests in Reorganization	—	261,342,349	—[c]		261,342,349
Companies in Liquidation	—	14,138,913	3,397,055	[c]	17,535,968
Municipal Bonds in Reorganization	—	31,273,125	—		31,273,125
Short Term Investments	1,033,080,042	186,700,000	—		1,219,780,042
Total Investments in Securities	$14,595,981,272	$954,022,789	$75,054,638		$15,625,058,699

Other Financial Instruments:
Futures Contracts	$4,260,128	$—	$—		$4,260,128
Forward Exchange Contracts	—	4,234,780	—		4,234,780
Unfunded Loan Commitments.	—	359,132	—		359,132
Total Other Financial Instruments	$4,260,128	$4,593,912	$—		$8,854,040

Liabilities:
Other Financial Instruments:
Securities Sold Short	$70,041,770	$—	$—		$70,041,770
Futures Contracts	5,039,994	—	—		5,039,994
Forward Exchange Contracts	—	33,674,897	—		33,674,897
Total Other Financial Instruments	$75,081,764	$33,674,897	$—		$108,756,661

aIncludes common, preferred and convertible preferred stocks and management investment companies as well as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes securities determined to have no value at September 30, 2017.

|52

FRANKLIN MUTUAL SERIES FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliations of assets for the nine months ended September 30, 2017, are as follows:

												Net Change in
												Unrealized
												Appreciation
								Net	Net			(Depreciation)
	Balance at				Transfers			Realized	Unrealized	Balance		on Assets
	Beginning of				Into	Transfers	Cost Basis	Gain	Appreciation	at End		Held at
	Period		Purchases	Sales	Level 3[a]	Out of Level 3[b]	Adjustments[c]	(Loss)	(Depreciation)	of Period		Period End
Franklin Mutual
Financial Services
Fund
Assets:
Investments in
Securities:
Equity Investments:[d]
Diversified Financial
Services	$5,615,411		$ –	$ – $	–	$–	$–	$ –	$231,845	$5,847,256		$231,845
Companies in
Liquidation	–[e]		–	–	–	–	(68,325)	68,325	–	–[e]		–
Total Investments in
Securities	$5,615,411		$ –	$ – $	–	$–	$(68,325)	$68,325	$231,845	$5,847,256		$231,845
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:[d]
Auto Components	14,884,656		–	–	–	–	–	–	(748,669)	14,135,987		(748,669)
Communications
Equipment	150,861,922		–	–	–	–	–	–	15,159,446	166,021,368		15,159,446
Diversified Consumer
Services	–		6,591,095	–	–	–	–	–	(657,329)	5,933,766		(657,329)
Energy Equipment &
Services	–		105,100	–	–	–	–	–	(94,893)	10,207		(94,893)
Media.	1,835,838		–	–	–	–	–	–	(959,894)	875,944		(959,894)
Metals & Mining	–		–	(4,505,458)	11,696,239	–	–	(15,063,580)	17,903,804	10,031,005		2,660,015
Oil, Gas &
Consumable Fuels .	15,939,950		–	–	–	(14,713,800)	–	–	(1,226,150)	–		–
Companies in
Liquidation	1,680,146	[e]	–	(107)	–	–	(282,530)	177,890	104,747	1,680,146	[e]	–
Total Investments in
Securities	$185,202,512		$6,696,195	$(4,505,565) $11,696,239		$(14,713,800)	$(282,530)	$(14,885,690)	$29,481,062	$198,688,423		$15,358,676

aThe investments were transferred into Level 3 as a result of their value being determined using a significant unobservable valuation input. May include amounts related to a corporate action.
bThe investments were transferred out of Level 3 as a result of the removal of a significant unobservable valuation input.
cMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
dIncludes common stocks as well as other equity investments.
eIncludes securities determined to have no value.

Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2017, are as follows:

|53

FRANKLIN MUTUAL SERIES FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8. FAIR VALUE MEASUREMENTS (continued)

	Fair Value at			Amount/ Impact to Fair Value if
Description	End of Period	Valuation Technique	Unobservable Inputs	Weighting Input Increases[a]
Franklin Mutual Financial
Services Fund
Assets:
Investments in Securities:
Equity Investments:
Diversified Financial
Services	$5,847,256	Market transaction	Transaction price[b]	100% Increase
			Discount for lack of
		Market comparables	marketability	7.5% Decrease
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:
Auto Components	$14,033,495	Market comparables	EV / EBITDA multiple	4.3x Increase
			3 Yr Forward EBITDA
		Discounted cash flow	growth rate	1.01% Increase
			Discount rate	10% Decrease[c]
Communications Equipment .	166,021,368	Market transactions	Transaction price[b]	50% Increase[d]
		Market comparables	EV / EBITDA multiple	7.8x Increase[d]
Diversified Consumer			EV / Last 12 Months
Services	5,933,766	Market comparables[e]	EBITDA multiple	13.8x Increase[d]
			EV / Last 12 Months
			Net Sales multiple	1.7x Increase[d]
			EV / Total Assets
			multiple	1.5x Increase[d]
			Discount for lack of
			marketability	7.1% - 23.9% Decrease[c]
			Discount for lack of
Metals & Mining	10,031,005	Market comparables	marketability	1.3% Decrease
All Other Investments[f]	2,668,789

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bInput weighting provided in lieu of amount due to the confidential nature of this information.
cRepresents a significant impact to fair value but not net assets.
dRepresents a significant impact to fair value and net assets.
eFair value of warrants with $0.01 strike price derived from underlying equity valuation categorized as Level 3, therefore, significant unobservable inputs presented for warrants and underlying equity.
fIncludes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are unobservable.

Abbreviations List

EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized

|54

FRANKLIN MUTUAL SERIES FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Counterparty		Currency		Selected Portfolio
BOFA	Bank of America N.A.	EUR	Euro	ADR	American Depositary Receipt
BONY	The Bank of New York Mellon Corp.	GBP	British Pound	DIP	Debtor-In-Possession
HSBK	HSBC Bank PLC	USD	United States Dollar	FHLB	Federal Home Loan Bank
SSBT	State Street Bank and Trust Co., N.A.			GO	General Obligation
UBSW	UBS AG			LIBOR	London InterBank Offered Rate
				PIK	Payment-In-Kind
				TRA	Tax Receivable Agreement Right

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|55

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL SERIES FUNDS

By _/s/Matthew T. Hinkle_

Matthew T. Hinkle

Chief Executive Officer –

Finance and Administration

Date  November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Matthew T. Hinkle_

Matthew T. Hinkle

Chief Executive Officer –

Finance and Administration

Date  November 27, 2017

By _/s/Robert G. Kubilis_

Robert G. Kubilis

Chief Financial Officer and

Chief Accounting Officer

Date  November 27, 2017